   As filed with the Securities and Exchange Commission on October 10, 1997

                                                     Registration Nos. 33-36528;
                                                                        811-6161
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]

    Pre-Effective Amendment No. ___                      [_]

    Post-Effective Amendment No. 27                      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT
        COMPANY ACT OF 1940                              [X]

    Amendment No. 29                                     [X]


                       PIMCO FUNDS: MULTI-MANAGER SERIES
              (Exact Name of Registrant as Specified in Charter)

               840 Newport Center Drive, Newport Beach, CA 92660
              (Address of principal executive offices) (Zip code)
                                (714) 760-4867
             (Registrant's telephone number, including area code)

Name and address
of agent for service:        Copies to:
---------------------        ----------
Stephen J. Treadway          Newton B. Schott, Jr.,    Joseph B. Kittredge, Esq.
c/o PIMCO Advisors L.P.      Esq.                      Ropes & Gray
2187 Atlantic Street         c/o PIMCO Advisors L.P.   One International Place
Stamford, Connecticut        2187 Atlantic Street      Boston, Massachusetts
 06902                       Stamford, Connecticut     02110
                             06902

It is proposed that this filing will become effective (check appropriate box):

[_]     immediately upon filing pursuant to paragraph (b)

[_]     on [date] pursuant to paragraph (b)

[_]     60 days after filing pursuant to paragraph (a)(1)

[_]     on [date] pursuant to paragraph (a)(1)

[X]     75 days after filing pursuant to paragraph (a)(2)

[_]     on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to Rule 24f-2(a) under the Investment Company Act of 1940, the Registrant has registered an indefinite number or amount of its shares of beneficial interest under the Securities Act of 1933. The Registrant filed a Rule 24f-2 Notice with respect to the Registrant's fiscal year ended June 30, 1997 on August 29, 1997.


THIS POST-EFFECTIVE AMENDMENT RELATES SOLELY TO PIMCO ACTIVE SHORT-TERM FUND, A SERIES OF SHARES OF THE REGISTRANT. NO INFORMATION RELATING TO ANY OTHER SERIES OF PIMCO FUNDS: MULTI-MANAGER SERIES IS AMENDED OR SUPERSEDED HEREBY.

                      PIMCO FUNDS:  MULTI-MANAGER SERIES

                             CROSS-REFERENCE SHEET

             Required by Rule 404 Under the Securities Act of 1933


     Prospectus for the Institutional Class and Administrative Class Shares
                of PIMCO Columbus Circle Active Short-Term Fund
                -----------------------------------------------

                                     Part A
                                     ------

    Item                                Heading
    ----                                -------

1.  Cover Page                          Cover Page

2.  Synopsis                            Expense Information

3   Condensed Financial                 Not Applicable
    Information

4.  General Description of              Investment Objective and Policies;
    Registrant                          General Policies; Characteristics and
                                        Risks of Securities and Investment
                                        Techniques

5.  Management of the Fund              Management of the Trust

5A. Management's Discussion             Not Applicable
    of Fund  Performance

6.  Capital Stock and Other             Other Information; Dividends; Taxes
    Securities

7.  Purchase of Securities              Management of the Trust; How to Buy
    Being Offered                       Shares; Net Asset Value

8.  Redemption or Repurchase            How to Redeem

9.  Pending Legal Proceedings           Not Applicable

                      PIMCO FUNDS:  MULTI-MANAGER SERIES

                             CROSS-REFERENCE SHEET

             Required by Rule 404 Under the Securities Act of 1933


                    Statement of Additional Information for
                  PIMCO Columbus Circle Active Short-Term Fund
                  --------------------------------------------

                                     Part B
                                     ------



     Item                              Heading
     ----                              -------

10.  Cover Page                        Cover Page

11.  Table of Contents                 Table of Contents

12   General Information and           Cover Page
     History

13.  Investment Objective and          Investment Objective, Policies and
     Policies                          Restrictions

14.  Management of the Fund            Management of the Trust

15.  Control Persons and               Other Information
     Principal Holders of
     Securities

16.  Investment Advisory and           Management of the Trust;
     Other Services                    Distribution of Trust Shares

17.  Brokerage Allocation and Other    Portfolio Transactions and Brokerage
     Practices

18.  Capital Stock and Other           Other Information
     Securities

19.  Purchase, Redemption and          Distribution of Trust Shares; Other
     Pricing of Securities Being       Information
     Offered

20.  Tax Status                        Taxes

21.  Underwriters                      Distribution of Trust Shares

22.  Calculation of Performance          Other Information
     Data

23.  Financial Statements                Not Applicable

                                    Part C
                                    ------


     The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement

                                                                            LOGO


PIMCO Funds
-----------
Multi-Manager Series


Columbus Circle Investors
     PIMCO Active Short-Term Fund



                                                                      Prospectus



                                                               December __, 1997
PIMCO Funds: Multi-Manager Series
Prospectus
December __, 1997

PIMCO Funds: Multi-Manager Series (the "Trust") is an open-end management investment company ("mutual fund"). The Trust is designed to provide access to the professional investment management services offered by PIMCO Advisors L.P. ("PIMCO Advisors") and the Fund's Portfolio Managers. The Active Short-Term Fund (the "Fund") is a newly organized, open-end, diversified management investment company organized as a series of the Trust. The Fund's investment objective is current income to the extent consistent with preservation of capital and liquidity. The Fund seeks to achieve its objective by investing in a portfolio of short-term fixed income instruments. While the Fund intends to invest in short-term securities, it is not a money market fund.

This Prospectus describes two classes of shares offered by the Fund: the "Institutional Class" and the "Administrative Class." Shares of the Institutional Class are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations, and high net worth individuals (Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to the customers' investments in the Fund). Shares of the Administrative Class are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries, and the Fund's Administrative Class shares are subject to service and/or distribution fees paid to such entities for services they provide to shareholders of that class. Institutional Class and Administrative Class shares of the Fund are offered for sale at the relevant next determined net asset value for each class with no sales charge. Shares of the Fund are offered without a sales charge at net asset value. The net asset value will be set initially at $10 per share, and will thereafter vary with the value of the Fund's investments. Although the Fund intends to manage its portfolio to maintain relatively low volatility of principal, there can be no assurance that this result can be achieved. Investments in the Fund are neither insured nor guaranteed by the U.S. Government.

This Prospectus sets forth concisely the information a prospective investor should know before investing in the Fund. It should be read and retained for ready reference to information about the Fund.

Information about the investment objective of the Fund, along with a detailed description of the types of securities in which the Fund may invest, and of investment policies and restrictions applicable to the Fund, are set forth in this Prospectus. There can be no assurance that the investment objective of the Fund will be achieved. Because the market value of the Fund's investments will change, the investment returns and net asset value per share of the Fund will vary.

A Statement of Additional Information, dated December __, 1997 (the "SAI"), as amended or supplemented from time to time, containing additional and more detailed information about the Fund, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into this Prospectus. It is available without charge and may be obtained by writing or calling:

                       PIMCO Funds Distribution Company
                       2187 Atlantic Street
                       Stamford, CT 06902
                       Telephone:  (203) 353-5393

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

                               TABLE OF CONTENTS

EXPENSE INFORMATION................................................  5

INVESTMENT OBJECTIVE AND POLICIES..................................  6

GENERAL POLICIES...................................................  8

CHARACTERISTICS AND RISKS OF SECURITIES
     AND INVESTMENT TECHNIQUES..................................... 11

MANAGEMENT OF THE TRUST............................................ 25

HOW TO BUY SHARES.................................................. 28

CONVERSION OF CAT ACTIVE SHORT-TERM FUND........................... 29

HOW TO REDEEM...................................................... 29

NET ASSET VALUE.................................................... 32

DIVIDENDS.......................................................... 32

TAXES.............................................................. 32

OTHER INFORMATION.................................................. 33

     APPENDIX ADESCRIPTION OF DURATION.............................  1


                              EXPENSE INFORMATION


Shareholder Transaction Expenses (Institutional and Administrative Class):

Sales Load Imposed on Purchases                       None
Sales Load Imposed on Reinvested Dividends            None
Redemption Fees                                       None
Exchange Fee                                          None

Annual Fund Operating Expenses (as a percentage of average daily net assets)


                                Advisory   Administrative    Service/     Total
                                Fee        Fee              12b-1 Fee   Expenses
                                ---        ---              ---------   --------
 Institutional Class Shares     0.20%      0.20%            0.0%        0.40%
 Administrative Class Shares    0.20%      0.20%            0.25%       0.65%


     For a more detailed discussion of the Fund's fees and expenses, see "Fund Administrator," "Advisory and Administrative Fees," and "Service Fees" under the caption "Management of the Trust."

Example of Fund Expenses:

     An investor would pay the following expenses on a $1,000 investment assuming (1) a hypothetical 5% annual return and (2) redemption at the end of each time period:


                                      1 Year         3 Years
                                      ------         -------
Institutional Class Shares              $4             $13

Administrative Class Shares          [to come]      [to come]


     The above tables are provided to assist investors in understanding the various expenses which may be borne directly or indirectly in connection with an investment in the Fund. This Example should not be considered a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown.

                       INVESTMENT OBJECTIVE AND POLICIES

     The Fund seeks to achieve its objective of current income to the extent consistent with preservation of capital and liquidity through investment in the different types of securities described below. The Fund is designed to generate returns equal to or better than that of the Merrill Lynch 91 Day Treasury Bill Index over a full interest rate cycle.

     The Fund invests in a variety of securities (including "money market" instruments) rated B or better by at least one major rating agency or unrated but considered by the Fund's adviser or portfolio manager to be a comparable quality. Under normal conditions, no more than 15% of the assets of the Fund will be invested in securities rated below investment grade or unrated and determined by the Fund's adviser or portfolio manager to be of comparable quality, and no more than 20% of the Fund's assets will be invested in securities that do not carry a rating from at least one nationally recognized statistical rating organization (NRSRO).

     The instruments in which the Fund may invest include:

     .    Prime commercial paper and master demand notes.

     . Short-term U.S. Government Securities. "U.S. Government Securities" are securities that are issued or guaranteed by the United States Government or its agencies, authorities or instrumentalities. Some are backed by the full faith and credit of the U.S. Treasury (e.g., Treasury Bills and obligations of the Government National Mortgage Association (GNMA) and obligations of the Small Business Administration) while others are not backed by the full faith and credit of the U.S. Government, but instead are backed only by the credit instrumentality, or by the discretionary authority of the U.S. Government to purchase the issuing entity's obligations. Agencies or instrumentalities whose obligations are not backed by the full faith and credit of the U.S. Government include, among others, the Federal Home Loan Mortgage Corporation (FHLMC), Federal Home Loan Banks, the Federal National Mortgage Association (FNMA), the Tennessee Valley Authority and the Bank for Cooperatives.

     . Short-term securities issued or guaranteed by any state or political subdivision thereof within the United States, or any agency, authority or instrumentality of the foregoing.

     .    Short-term corporate debt securities.

     . Short-term debt securities that are backed by pools of commercial or consumer finance loans, residential loans or commercial property loans.

     . Certificates of deposit, bankers' acceptances and other bank obligations (when and if such other bank obligations become available in the future) issued by a bank having total assets of at least $2 billion as of the date of the bank's most recently published financial statements. In addition to the foregoing, the Fund may also invest in certificates of deposit of $100,000 or less of domestic banks and savings and loan associations, regardless of total assets, if the certificates of deposit are fully insured as to principal by the Federal Deposit Insurance Corporation. If the principal amount of a certificate of deposit plus accrued interest exceeds $100,000, then the excess will not be so insured.

          The Fund may invest up to 25% of its assets in obligations issued by banks. If the bank is a domestic bank, it must be a member of the Federal Deposit Insurance Corporation. This does not prevent the Fund from investing in obligations issued by foreign branches of domestic banks. If the bank is foreign, the obligation must be issued by a domestic branch or domestic subsidiary and the obligation must, in the opinion of the Fund's adviser or portfolio manager, be of a quality comparable to the other debt securities which may be purchased by the Fund. There are special risks associated with investments in such foreign bank obligations, including the risks associated with foreign political, economic and legal developments (see below) and the fact that foreign banks may not be subject to regulatory requirements the same as or similar to those that apply to domestic banks.

     . Short-term fixed income securities issued or guaranteed by foreign governments and their agencies, including governments of developing countries.

     . Short-term fixed income securities issued or guaranteed by supranational entities such as The Industrial Bank for Reconstruction and Development, the Asian Development Bank, and others.

     . Structured variable rate notes which provide for full payment at maturity.

     .    Other fixed income and money market instruments.

     The Fund may invest some or all of its assets in any of the foregoing instruments, depending upon its adviser or portfolio manager's view of market and broader economic conditions.

Firm Commitments

     The Fund may purchase any of the foregoing instruments through firm commitment arrangements with domestic commercial banks and registered broker-dealers and may enter into repurchase agreements with domestic commercial banks and registered broker-dealers with respect to any securities that are permissible investments for the Fund. The Fund will enter into firm commitment arrangements and repurchase agreements only with banks and broker-dealers which the Fund's adviser or portfolio manager determines present minimal credit risks.

Rule 144A Securities

     The Fund may invest in Rule 144A securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless the Fund's adviser or portfolio manager has determined, under guidelines established by the Fund's trustees, that the particular issue of Rule 144A securities is liquid.

Loan Participations

     The Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a borrower and one or more financial institutions ("Lenders"). The Fund may invest in such Loans in the form of participations in Loans ("Participations"). Participations typically will result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund will be subject to credit risk relating to both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund may have difficulty disposing of Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund's ability to dispose of particular Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Foreign Securities

     The Fund may invest in foreign securities, whether traded on U.S. or foreign exchanges, which may be subject to risks of foreign political, economic and legal developments. These investments are also considered to be riskier than U.S. investments because there may not be as much publicly available information about the issuers. Those issuers may also have different auditing and financial reporting standards and their securities may be less liquid and more volatile than comparable U.S. securities. The Fund will invest in these securities only when the Fund's adviser or portfolio manager believes the risks are minimal.


                               GENERAL POLICIES

Repurchase Agreements

     The Fund may enter into repurchase agreements with banks and broker-dealers for the purpose of achieving income. These are agreements by which the Fund acquires a portfolio eligible security (such as a U.S. Government Security) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The resale price is in excess of the acquisition price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Repurchase agreements will provide that the value of the underlying security will always be greater than or equal to the repurchase price. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default on its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject the Fund to expenses, delays and risks of loss. While the underlying security in a repurchase agreement transaction may have a much longer maturity, the repurchase agreements themselves usually run for less than 7 days, and the Fund will not enter into a repurchase agreement if as a result more than 15% of the Fund's net assets would be invested in "illiquid securities." The staff of the Securities and Exchange Commission is currently of the view that repurchase agreements maturing in 7 days or more are illiquid securities. If the counterparty agreeing to a repurchase agreement should default, as a result of bankruptcy or otherwise, the Fund will seek to sell the securities which it holds, which action could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Loans of Portfolio Securities

     For the purposes of achieving income, the Fund may lend its portfolio securities to broker-dealers and other financial institutions under contracts calling for collateral in U.S. Government Securities, cash or cash equivalents (negotiable certificates of deposit, bankers' acceptances or letters of credit) at all times equal to at least the market value of the securities lent. The Fund will continue to benefit from interest on the securities lent and will also receive either interest, through investment of cash collateral in the Fund's permissible investments, or lending fees, if the collateral is U.S. Government Securities. The Fund may pay fees to the party arranging the loan. Any voting rights, or rights to consent, relating to securities lent pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund.

Maturities of Portfolio Securities

     The Fund will be managed so that the dollar-weighted average maturity of its portfolio will at no time exceed 3 years. All of the Fund's investments in fixed rate securities and structured variable rate notes will, at the time of investment, have remaining maturities of 3 years or less. Floating rate instruments (for which the coupon resets every 6 months or less, off of a standard short term rate benchmark) will individually have a maximum maturity of 5 years. Floating rate instruments that do not meet these criteria will be treated similarly to fixed rate instruments above. Amortizing instruments will be treated for these purposes as having a maturity equal to the average weighted life of the investment. If as a result of changes in market conditions (such as prepayments) the weighted average life of a security held by the Fund extends beyond allowable limitations, the security will be sold within a reasonable time period in consideration of general market conditions. When the Fund has purchased a security subject to a repurchase agreement, the amount and maturity of the investment will be determined by reference to the amount and term of the repurchase agreement rather than those of the underlying security. In the case of certain variable or floating rate instruments or instruments subject to certain demand or put arrangements, the maturity of the instrument will be determined by reference to the time remaining until the next readjustment of the interest rate or until the principal amount can be recovered through exercise of the demand or put right. The stated maturity of such securities may be greater than 5 years.

Duration

     Individual securities will be purchased with a maximum parallel effective duration of 3 years from settlement date. Any holding that extends beyond this limitation subsequent to purchase will be sold within a reasonable time period in consideration of market conditions. The Fund will be managed so that the average parallel effective duration of its portfolio will not exceed 1.5 years. The Fund expects the average duration of its portfolio, over time, to be approximately 0.75 years. Please refer to Appendix A to this Prospectus for more information regarding duration.

     The Fund also intends to maintain a "credit spread duration" not greater than 3 years. Credit spread duration measures the portfolio's sensitivity to changes in credit spreads, i.e., the differences in yields between issues of different credit quality, in contrast to effective parallel duration, which measures the portfolio's sensitivity for changes in the absolute levels of interest rates. Credit spreads are typically much less volatile than absolute levels of interest rates; thus, such a longer credit spread duration is tolerable.

     The Fund also intends to maintain a "mortgage spread duration" not greater than 3 years. Mortgage spread duration is a similar concept to credit spread duration, except that it applies to mortgage instruments: Mortgage spread duration measures the portfolio's sensitivity to changes in mortgage spread, i.e., the difference in yields between mortgage instruments of different credit quality.

Diversification

     With the exception of U.S. Government and agency securities, and repurchase agreements thereon, 75% of the assets of the Fund will be invested such that no single issuer's securities, or repurchase agreements collateralized thereby, will account for more than 5% of the Fund's assets. The remaining 25% may be invested in the securities of as few as one issuer. However, the Fund does not foresee having more than 10% of its assets invested in any single issuer, other than U.S. Government and agency securities and repurchase agreements thereon.

Liquidity

     To maintain the Fund's liquidity, at least 20% of the Fund's assets will at all times be maintained in securities maturing within 2 weeks. The Fund's adviser or portfolio manager will continually monitor the Fund's net inflows and outflows to determine whether a higher percentage is appropriate at any time.

Credit Risk

     All investments of the Fund will be instruments that are rated at least B or, if unrated, determined by the Fund's adviser or portfolio manager to be of comparable quality. No more than 15% of the Fund's assets will be invested in below investment grade securities (rated below Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Group ("S&P")), and no more than 20% of the Fund's assets will be invested in unrated securities.
Securities rated below investment grade may be referred to colloquially as "junk bonds." Neither the adviser or portfolio manager's determination nor the ratings assigned by rating agencies constitute an assurance against default by the issuers of instruments held by the Fund. For a description of rating agency rating categories, see the SAI.

     In determining whether a security is a suitable investment for the Fund, reference will be made to the quality of the security, including its rating, at the time of purchase. The Fund may or may not dispose of a portfolio security as a result of a change in the security's rating, depending on an evaluation of the security in light of the Fund's investment objective and policies.

Fundamental Policies

     Except for any policy explicitly identified as "fundamental," the investment objective and policies of the Fund described in this Prospectus may be changed without shareholder approval. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

                    CHARACTERISTICS AND RISKS OF SECURITIES
                           AND INVESTMENT TECHNIQUES

     The following describes in greater detail different types of securities and investment techniques used by the Fund, and discusses certain concepts relevant to the investment policies of the Fund. Additional information about the Fund's investments and investment practices may be found in the SAI.

U.S. Government Securities

     U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Fund's shares. Some U.S. Government Securities, such as Treasury bills, notes and bonds, and securities guaranteed by GNMA, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government Securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S. Government Securities, although the underlying bonds, represented by such receipts are debt obligations of the U.S. Treasury. Other zero coupon Treasury securities (i.e., STRIPs and CUBEs) are direct obligations of the U.S. Government.

Bank Obligations

     Bank obligations in which the Fund may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. The Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets. The Fund may also hold funds on deposit with its sub-custodian bank in an interest-bearing account for temporary purposes.

     The Fund limits its investments in United States bank obligations to obligations of United States banks (including foreign branches) which have more than $2 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. The Fund also may invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) regardless of total assets.

     Obligations of foreign banks involve certain risks associated with investing in foreign securities described under "Foreign Securities" below, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Inflation-Indexed Bonds

     The Fund may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure. For further information, see the SAI.

Corporate Debt Securities

     Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. Debt securities may be acquired with warrants attached. Corporate income-producing securities may also include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. See "Variable and Floating Rate Securities" below. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

     Investments in corporate debt securities that are rated below investment grade (rated below Baa (Moody's) or BBB (S&P)) are described as "speculative" both by Moody's and S&P. Such securities are sometimes referred to as "junk bonds," and may be subject to greater market fluctuations, less liquidity and greater risk of loss of income or principal, including a greater possibility of default or bankruptcy of the issuer of such securities, than are more highly rated debt securities. Moody's also describes securities rated Baa as having speculative characteristics. The Fund's adviser or portfolio manager seeks to minimize these risks through diversification, in-depth credit analysis and attention to current development in interest rates and market conditions. Investments in high yield securities are discussed separately below; see "High Yield Securities ("Junk Bonds")."

Preferred Stock

     The Fund may invest in preferred stock. Preferred stock is a form of equity ownership in a corporation. The dividend on a preferred stock is a fixed payment which the corporation is not legally bound to pay. Certain classes of preferred stock are convertible, meaning the preferred stock is convertible into shares of common stock of the issuer. By holding convertible preferred stock, the Fund can receive a steady stream of dividends and still have the option to convert it to common stock.

Convertible Securities

     A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but are usually subordinated to similar non-convertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

Warrants to Purchase Securities

     The Fund may invest in warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit the Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

Variable and Floating Rate Securities

     Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as based on a change in the prime rate.

     Unlike fixed income securities that pay a fixed rate of interest, variable rate securities may allow the Fund to participate in increases in interest rates through periodic adjustments of the rate payable on the securities. However, the Fund will not benefit from increases in interest rates to the extent that market rates of interest rise to the point where they cause the current interest rate on the variable rate security to exceed the maximum allowable annual or lifetime reset limits (or "cap rates") for the security. In this event, the value of the variable rate securities held by the Fund will likely decrease. Also, the value of variable rate securities held by the Fund could vary due to market interest rate changes during interim periods between coupon reset dates for the variable rate securities. During periods of falling market rates of interest, the coupon rate on variable rate securities will also fall. As a result, variable rate securities ordinarily offer significantly less potential for capital appreciation than do securities that pay fixed rates of interest. Variable rate securities that are collateralized by mortgages or other types of debt obligations involve the risk of loss of principal if the obligors of the underlying obligations default in payment of the obligations. Historically, variable rate mortgages have had a higher default rate than fixed rate mortgages.

     The Fund may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every 6 months. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well.

     The Fund may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security will generally exhibit greater price volatility than a fixed rate obligation of similar credit quality.

Mortgage-Related and Other Asset-Backed Securities

     The Fund may invest up to all of its assets in mortgage- or asset-backed securities. The value of some mortgage- or asset-backed securities in which the Fund invest may be particularly sensitive to changes in prevailing interest rates, and, like other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Fund's adviser or portfolio manager to forecast interest rates and other economic factors correctly.

     Asset-backed securities are certain pooled assets of an issuer which are repackaged or "securitized" into collateralized securities and sold to investors. The maturing asset-backed market, coupled with investors' search for specific maturities and higher yields, has created a demand for increasing complex securities. The types of asset-backed securities in which the Fund may invest include credit card receivable securities, automobile loan securities and collateralized mortgage obligations ("CMOs"). The Fund will not purchase so-called "interest only" securities or CMOs backed by such securities. However, the Fund may purchase "principal only" securities or CMOs backed by such securities.

     Mortgage Pass-Through Securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities.

     Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or FHLMC, which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage-related securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

     Collateralized Mortgage Obligations are hybrid mortgage-related instruments. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the preceding classes have been retired. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government Securities by the Fund, while other CMOs, even if collateralized by U.S. Government Securities, will have the same status as other privately issued securities for purposes of applying the Fund's diversification tests. The Fund may invest in subordinated CMO classes, which are riskier than other CMOs.

     Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property.
The market for commercial mortgage-backed securities developed more recently, and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Reverse Repurchase Agreements, Dollar Rolls, and Other Borrowings

     A reverse repurchase agreement is a form of leverage that involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price. The Fund will maintain a segregated account consisting of liquid assets, such as cash, U.S. Government Securities or other debt obligations eligible for purchase by the Fund, to cover its obligations under reverse repurchase agreements.

     The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-backed securities, the mortgage-backed securities that are purchased will be of the same type and will have the same interest rate as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but the Fund is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. The Fund will maintain a segregated account consisting of liquid assets, such as cash, U.S. Government Securities or other debt obligations eligible for purchase by the Fund, to cover its obligations under dollar rolls.

     Dollar rolls and reverse repurchase agreements will be subject to the Fund's limitations on borrowings, which will restrict the aggregate of such transactions (plus any other borrowings), to 33 1/3% of the Fund's total assets. Apart from transactions involving reverse repurchase agreements, dollar rolls and securities lending, the Fund will not borrow money, except for temporary administrative or emergency purposes.

Delayed Delivery, When-Issued, and Forward Commitment Transactions

     The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than 7 days in the future, or after a period longer than the customary settlement period for that type of security. When such purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account liquid assets, such as cash, U.S. Government Securities or other debt obligations eligible for purchase by the Fund, in an amount sufficient to meet its settlement obligations. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has deposited in a segregated account. When purchasing a security on a when-issued, delayed delivery or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when delayed delivery, when-issued or forward commitment purchases are outstanding, the purchases may result in a form of leverage. When the Fund has sold a security on a delayed delivery, when-issued or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to a deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. The Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Fund may purchase or sell securities on a delayed delivery, when-issued or forward commitment basis.

Foreign Securities

     The Fund may invest directly in fixed income securities of non-U.S. issuers, including foreign governments. These issuers may be located in developing countries, or they may be governments of developing countries. They may be traded on U.S. exchanges or foreign exchanges. Investing in the securities of issuers in any foreign country involves special risks and considerations not typically associated with investing in U.S. companies. Shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional risks associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

     The Fund may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury Nicholas
F. Brady. This plan was developed in large part to avoid potential defaults and cure actual defaults on indebtedness by a number of the sovereign entities participating in the plan. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government Securities. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. There can be no assurance that Brady Bonds acquired by the Fund will not be subject to restructuring arrangements or to requests for a new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings. For further information, see the SAI.

Foreign Currency Transactions

     Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, by currency controls or by political developments in the U.S. or abroad. Currencies in which the Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.

     The Fund may buy and sell foreign currencies on a spot and forward basis to reduce the risks of adverse changes in foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency contract, the Fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive from the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. The Fund may enter into these contracts only for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated on foreign currencies. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated.

     The Fund may invest for hedging purposes in options on foreign currencies and foreign currency futures and options thereon. The Fund also may invest in foreign currency exchange-related securities, such as foreign currency warrants or other instruments whose return is linked to foreign currency exchange rates. The Fund will hedge at least 75% of its exposure to foreign currency. For a description of these instruments, see "Derivative Instruments" below and the SAI.

High Yield Securities ("Junk Bonds")

     The Fund may invest up to 15% of its assets in fixed income securities rated lower than Baa by Moody's or lower than BBB by S&P but rated at least B by Moody's or S&P (or, if not rated, determined by the Fund's adviser or portfolio manager to be of comparable quality). Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "junk bonds." Securities rated Baa are considered by Moody's to have some speculative characteristics. Investors should consider the following risks associated with high yield securities before investing in the Fund.

     Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated fixed income securities. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of the Fund to achieve its investment objective may, to the extent of its investments in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality securities.

     High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of high yield securities defaults, the Fund may incur additional expenses to seek recovery.
In the case of high yield securities structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

     The secondary markets on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause larger fluctuations in the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

     The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Fund's adviser or portfolio manager does not rely solely on credit ratings when selecting securities for the Fund, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by the Fund, the Fund may retain the portfolio security if the Fund's adviser or portfolio manager deems it in the best interest of shareholders.

Short Sales

     The Fund may from time to time effect short sales as part of its overall portfolio management strategies, including the use of derivative instruments, or to offset potential declines in value of long positions in similar securities as those sold short. A short sale (other than a short sale against the box) is a transaction in which the Fund sells a security it does not own at the time of the sale in anticipation that the market price of that security will decline.
To the extent that the Fund engages in short sales, it must (except in the case of short sales "against the box") maintain asset coverage in the form of assets determined to be liquid by the Fund's adviser or portfolio manager, in accordance with procedures established by the Trustees, in a segregated account, or otherwise cover its position in a permissible manner. A short sale is "against the box" to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

Derivative Instruments

     The Fund may purchase and write call and put options on securities, securities indexes and foreign currencies, and enter into futures contracts and use options on futures contracts, as further described below. The Fund also may enter into swap agreements with respect to foreign currencies, interest rates and securities indexes. The Fund may use these techniques only to hedge against changes in interest rates, foreign currency exchange rates or securities prices. The Fund will maintain segregated accounts consisting of liquid assets, such as cash, U.S. Government Securities or other debt obligations eligible for purchase by the Fund (or, as permitted by applicable regulation, enter into certain offsetting positions), to cover its obligations under options, futures and swaps to avoid leveraging of the Fund.

     The Fund considers derivative instruments to consist of securities or other instruments whose value is derived from or related to the value of some other instrument or asset, and not to include those securities whose payment of principal and/or interest depend upon cash flows from underlying assets, such as mortgage- or asset-backed securities. The Fund may invest up to all of its assets in derivative instruments, subject only to the Fund's investment objective and policies. The value of some derivative instruments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Fund's adviser or portfolio manager to forecast interest rates and other economic factors correctly. If the Fund's adviser or portfolio manager incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.

     The Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Fund's adviser or portfolio manager incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments, or due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Fund to close out or to liquidate its derivatives positions.

     Options on Securities, Securities and Commodities Indexes, and Currencies. The Fund may purchase put options on securities and indexes. One purpose of purchasing put options is to protect holdings in an underlying or related security against a substantial decline in market value. The Fund may also purchase call options on securities and indexes. One purpose of purchasing call options is to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.

     The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. The Fund may write a call or put option only if the option is "covered" by the Fund's holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.

     The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

     The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the option markets, the Fund may be unable to close out a position.

     The Fund may buy or sell put and call options on foreign currencies. Currency options traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of the Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options. The Fund may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options.

     Swap Agreements. The Fund may enter into interest rate, index and currency exchange rate swap agreements. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets such as cash, U.S. Government Securities or other debt obligations eligible for purchase by the Fund, to avoid any potential leveraging of the Fund's portfolio.
Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

     Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Fund's adviser or portfolio manager's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than 7 days, swap agreements may be considered to be illiquid investments. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Futures Contracts and Options on Futures Contracts. The Fund may invest in interest rate futures contracts and options thereon ("futures options"), and may also invest in foreign currency futures contracts and options thereon.

     There are several risks associated with the use of futures and futures options for hedging purposes. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in the Fund and the hedging vehicle, so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent the Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed.

     The Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

     The Fund will only enter into futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Fund will use financial futures contracts and related options only for "bona fide hedging" purposes, as such term is defined in applicable regulations of the Commodity Futures Trading Commission, or, with respect to positions in financial futures and related options that do not qualify as "bona fide hedging" positions, will enter such positions only to the extent that aggregate initial margin deposits plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would not exceed 5% of the Fund's net assets.

     Index Futures. The Fund may purchase futures contracts on various securities indices ("Index Futures"). Index Futures may include futures on the S&P 500 ("S&P 500 Index Futures") and on such other domestic stock indices and foreign stock indices as the Fund's adviser or portfolio manager may deem appropriate. The Fund may also purchase Index Futures on domestic and foreign fixed income securities indices, including those which may trade outside the United States.

     An Index Future may call for "physical delivery" or be "cash settled". An Index Future that calls for physical delivery is a contract to buy an integral number of units of the particular securities index at a specified future date at a price agreed upon when the contract is made. A unit is the value from time to time of the relevant index. While the Fund, when it purchases an Index Future that calls for physical delivery, is obligated to pay the face amount on the stated date, such an Index Future may be closed out on that date or any earlier date by selling an Index Future with the same face amount and contract date. This will terminate the Fund's position and the Fund will realize a profit or a loss based on the difference between the cost of purchasing the original Index Future and the price obtained from selling the closing Index Future. The amount of the profit or loss is determined by the change in the value of the relevant index while the Index Future was held.

     Index Futures that are "cash settled" provide by their terms for settlement on a net basis reflecting changes in the value of the underlying index. Thus, the purchaser of such an Index Future is never obligated to pay the face amount
of the contract.   The net payment obligation may in fact be very small in
relation to the face amount.

     The use of Index Futures involves risk. See the SAI for a more detailed discussion of the risks of the Fund's investment in futures and futures options.

Illiquid Securities

     The Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within 7 days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of 7 days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale (such as privately placed debt securities) and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper that the Fund's adviser or portfolio manager has determined to be liquid under procedures approved by the Trust's Board of Trustees). Transactions in illiquid securities may involve relatively higher transaction costs.


                                 MANAGEMENT OF THE TRUST

     The business affairs of the Trust are managed under the direction of the Board of Trustees. Information about the Trustees and the Trust's executive officers may be found in the Statement of Additional Information under the heading "Management of the Trust."

Investment Adviser

     PIMCO Advisors serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. PIMCO Advisors is a Delaware limited partnership organized in 1987. PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. Total assets under management by PIMCO Advisors and its subsidiary partnerships as of ____________, 1997 were approximately $____ billion. A portion of the units of the limited partner interest in PIMCO Advisors is traded publicly on the New York Stock Exchange. The general partner of PIMCO Advisors is PIMCO Partners, G.P. Pacific Mutual Life Insurance Company and its affiliates hold a substantial interest in PIMCO Advisors through direct or indirect ownership of units of PIMCO Advisors, and indirectly hold a majority interest in PIMCO Partners, G.P., with the remainder held indirectly by a group composed of the Managing Directors of Pacific Investment Management. PIMCO Advisors is governed by an Operating Board and an Equity Board, which exercise substantially all of the governance powers of the general partner and serve as the functional equivalent of a board of directors. Pacific Investment Management and the Managing Directors, because of their ability to designate a majority of the Members of the Operating Board, could be said to control PIMCO Advisors, although they disclaim such authority. PIMCO Advisors' address is 800 Newport Center Drive, Suite 100, Newport Beach, California 92660. PIMCO Advisors is registered as an investment adviser with the SEC. PIMCO Advisors currently has six subsidiary partnerships: Blairlogie Capital Management, Cadence Capital Management, Columbus Circle Investors, NFJ Investment Group, Pacific Investment Management Company, and Parametric Portfolio Associates.

     Under the investment advisory agreement, PIMCO Advisors, subject to the supervision of the Board of Trustees, is responsible for providing advice and guidance with respect to the Fund and for managing, either directly or through others selected by the Adviser, the investment of the Fund. PIMCO Advisors also furnishes to the Board of Trustees periodic reports on the investment performance of the Fund.

Portfolio Manager

     Pursuant to a portfolio management agreement, PIMCO Advisors employs a Portfolio Manager for the Fund. The Portfolio Manager is an affiliate of PIMCO Advisors. PIMCO Advisors compensates the Portfolio Manager from its advisory fee (not from the Trust). Under this agreement, the Portfolio Manager has full investment discretion and makes all determinations with respect to the investment of the Fund's assets and makes all determinations respecting the purchase and sale of the Fund's securities and other investments.

     Columbus Circle Investors ("Columbus Circle") manages the Active Short-Term Fund. Columbus Circle is an investment management firm organized as a general partnership. Columbus Circle has two partners: PIMCO Advisors as the supervisory partner, and Columbus Circle Investors Management, Inc. as the managing partner. Columbus Circle Investors Division of Thomson Advisory Group L.P. ("TAG"), the predecessor investment adviser to Columbus Circle, commenced operations in 1975. Accounts managed by Columbus Circle had combined assets as of ___________, 1997 of approximately $____ billion. Columbus Circle's address is Metro Center, One Station Place, 8th Floor, Stamford, Connecticut 06902. Columbus Circle is registered as an investment adviser with the SEC. Investment decisions made by Columbus Circle with respect to the Fund are generally made by a committee, although Jacob Navon is primarily responsible for the day-to-day management of the Fund. Mr. Navon, a Senior Vice President of Columbus Circle, has 13 years of investment management experience. He received his bachelor's degree and MA from Cambridge University and MBA from Harvard Business School.

     Registration as an investment adviser with the SEC does not involve supervision by the SEC over investment advice. The portfolio management agreement is not exclusive, and Columbus Circle may provide, and currently is providing, investment management services to other clients, including other investment companies.

Fund Administrator

     PIMCO Advisors also serves as administrator (the "Administrator") to the Fund pursuant to an administration agreement with the Trust. The Administrator provides or procures administrative services for the Fund, which include clerical help and accounting, bookkeeping, internal audit services and certain other services required by the Fund, and preparation of reports to the Fund's shareholders and regulatory filings. The Administrator has retained Pacific Investment Management Company, a sub-partnership of PIMCO Advisors, to provide such services as sub-administrator. The Administrator and/or the sub-administrator may also retain other affiliates to provide certain of these services. In addition, the Administrator, at its own expense, arranges for the provision of legal, audit, custody, transfer agency (including sub-transfer agency and other administrative services) and other services necessary for the ordinary operation of the Fund, and is responsible for the costs of registration of the Trust's shares and the printing of prospectuses and shareholder reports for current shareholders.

     The Fund (and not the Administrator) are responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO Advisors, Pacific Investment Management Company, or their subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of the Adviser, any Portfolio Manager, or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares, and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 (the "1940 Act"), subject to review and approval by the Trustees.

Advisory and Administrative Fees

     The Fund features fixed advisory and administrative fees. Under an Investment Advisory Contract between the Trust and Columbus Circle, the Fund pays Columbus Circle a monthly advisory fee at an annual rate of 0.20% of its average daily net asset value attributable to each class. For providing or procuring administrative services to the Fund as described above, the Administrator receives monthly fees from the Fund at an annual rate of 0.20% of the average daily net assets of each class of the Fund.

     The investment advisory, administration, and sub-administration agreements for the Fund may be terminated by the Trustees, PIMCO Advisors or Pacific Investment Management Company (as the case may be) on 60 days' written notice. Following their initial terms, the agreements will continue from year to year if approved by the Trustees.

     Pursuant to a portfolio management agreement between the Adviser and the Portfolio Manager, PIMCO Advisors (not the Trust) pays the Portfolio Manager a fee of 0.10% of the average daily net assets of each class of the Fund.

Service and Distribution Fees

     The Trust has adopted an Administrative Services Plan and a Distribution Plan (the "Plan") with respect to the Administrative Class shares of the Fund. Under the terms of each Plan, the Trust is permitted to reimburse, out of the Administrative Class assets of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium, and to reimburse certain other distribution-related expenses. Total reimbursements under the Plans may be paid in an amount up to 0.25% on an annual basis of the average daily net assets attributable to the Administrative Class shares of the Fund. The same entity may not receive both distribution and administrative services fees with respect to the same assets but may with respect to separate assets receive fees under each Plan. Fees paid pursuant to either Plan may be paid for shareholder services and the maintenance of accounts, and therefore may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the 1940 Act and will be administered in accordance with the provisions of that rule, except that shareholders will not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Services Plan that they will have with respect to the Distribution Plan. For more complete disclosure regarding the Plans and its terms, see the Statement of Additional Information.

     Institutional Class shares of the Trust may also be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities. Service agents may impose additional or different conditions on the purchase or redemption of Fund shares by their customers and may charge their customers transaction or other account fees on the purchase and redemption of Fund shares. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of service agents should consult their service agent for information regarding these fees and conditions. The adviser may pay up to [$___] or [__%] to brokers and other financial intermediaries in connection with sales of shares of the Fund to third parties. Any such amounts paid will be paid by the adviser and not by the Fund.

Distributor

     Shares of the Fund are distributed through PIMCO Funds Distribution Company (the "Distributor"), a wholly owned subsidiary of PIMCO Advisors. The Distributor, which is located at 2187 Atlantic Street, Stamford, Connecticut 06902, is a broker-dealer registered with the SEC.


                                 HOW TO BUY SHARES

     Shares of the Fund are continuously offered through PIMCO Funds Distribution Company (the "Distributor"), the Fund's principal underwriter. Shares of the Fund are offered for sale at the net asset value next determined after receipt by the Fund of an order in proper form. There is no sales charge to the investor. You may purchase shares by mailing an Account Application with payment, as described below, to the Distributor.

     Shares of the Institutional Class are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations, and high net worth individuals (Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Fund). Shares of the Administrative Class are offered primarily through employee benefit plan alliances, broker-dealers, and other intermediaries, and the Fund pays service and/or distribution fees to such entities for services they provide to shareholders of that class.

     The minimum initial investment is $100,000 and the minimum additional investment is $10,000. To open an account, an investor should complete the Account Application, which can be obtained by calling (203) 353-5393 or by writing to PIMCO Funds Distribution Company at 2187 Atlantic Street, Stamford, CT 06902, Attn.: Active Short-Term Fund. All shareholders will receive from the Distributor individual confirmations of each purchase, redemption, dividend reinvestment or transfer of Fund shares, including the total number of Fund shares owned as of the confirmation date. Information regarding investment or any other features offered by the Fund may be obtained by calling (203) 353-5393.

Purchases by Mail. Investors may send a check payable to Active Short-Term Fund along with a completed Account Application to:

     PIMCO Funds Distribution Company
     2187 Atlantic Street
     Stamford, CT 06902

Purchases are accepted subject to collection of checks at full value and conversion into federal funds. Payment by a check drawn on any bank that is a member of the Federal Reserve System can normally be converted into federal funds within two business days after receipt of the check. Checks drawn on a non-member bank may take up to 15 days to convert into federal funds.

Subsequent Purchases by Mail. Subsequent purchases can be made as indicated above by mailing a check with a letter specifying the amount of the investment and the shareholder's name and account number. All payments should be made payable to Active Short-Term Fund. Checks should be mailed to the address above under "Purchases by Mail."

Changes in Account Registration. Changes in registration information or account privileges may be made by writing to the Fund's transfer agent, Shareholder Services, Inc. (the "Transfer Agent"), at P.O. Box 5866, Denver, CO 80217, or by use of forms which are available from the Distributor. A signature guarantee is required. See "Signature Guarantee" under "How to Redeem."

All Purchases

     A purchase order does not become effective until the custodian has federal funds immediately available to it, whether by direct wire or conversion of other forms of payment, prior to the close of regular trading on the New York Stock Exchange on days the Exchange is open (generally, weekdays other than normal holidays). Orders received in good order by the Fund or its agents prior to the close of regular trading on the Exchange (normally 4:00 p.m.) Eastern time) will be executed at the net asset value calculated at the close of regular trading on that day and begin to earn dividends on the next day. The Distributor will promptly forward orders received by it for shares of the Fund. The Fund and the Distributor reserve the right to reject any purchase order for any reason.

     The Adviser may pay up to [$___] or [__%] to brokers and other financial intermediaries in connection with sales of shares of the Fund to third parties. Any such amounts paid will be paid by the Adviser and not by the Fund.


                   CONVERSION OF CAT ACTIVE SHORT-TERM FUND

     It is expected that on or about the date of this Prospectus, pursuant to an Agreement and Plan of Reorganization (the"Plan"), all of the assets and liabilities of the Active Short-Term Fund of the Cash Accumulation Trust ("CAT Active Short-Term Fund") will be transferred to the Fund. Shareholders of the CAT Active Short-Term Fund will receive the same number of Institutional shares in the Fund as they hold shares in the CAT Active Short-Term Fund at the time of the reorganization.



                                 HOW TO REDEEM

     Shareholders may withdraw all or any portion of their investments in the Fund by redeeming shares at the Fund's net asset value next determined after the withdrawal order is received. Shareholders may redeem shares of the Fund, with 24 hours advance notice, on any day that the New York Stock Exchange is open for business.

     You may redeem shares from your account (1) by submitting a written redemption request directly to the Fund, or (2) by telephone redemption (unless you have elected in writing not to utilize this option). Your original Account Application permits you to redeem by written request and to elect or reject telephone redemption procedures. You may change the instructions indicated on your original Account Application, or may request additional redemption options, only by transmitting written directions to the Fund. Requests to institute or change any of the additional redemption procedures will require a signature guarantee. Redemption proceeds will normally be mailed to the redeeming shareholder within one business day after receipt by the Fund of the redemption request in good order, except where those shares have recently been purchased by personal check.

     Written Requests. To redeem shares in writing, send the following items to PIMCO Funds Distribution Company, 2187 Atlantic Street, Stamford, CT 06902,
Attn.: Active Short-Term Fund: (1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number, the dollar amount or number of shares to be redeemed and the name of the Fund; and (2) any additional documents which may be required by the Fund for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements. A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account, to be sent to the address of record for that account. To avoid delay in redemption or transfer, shareholders having any questions about these requirements should call (203) 353-5393 or contact the Fund in writing or before submitting a request. Redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Fund.

     Telephone Redemptions. The Fund accepts telephone requests for redemption from shareholders. The proceeds of a telephone redemption will be sent to the shareholder at his address as set forth in the Account Application or in a subsequent written authorization with a signature guarantee. By completing an Account Application, an investor agrees that the Fund shall not be liable for any loss incurred by the investor by reason of the Fund accepting unauthorized telephone redemption requests for his account if the Fund reasonably believes the request is genuine, unless the investor has specifically elected in writing not to utilize the telephone redemption service. Thus, shareholders risk possible losses in the event of a telephone redemption not authorized by them. The Fund will employ reasonably procedures to confirm that shareholders' telephone instructions are genuine, and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The Fund will require a form of personal identification prior to acting upon telephone instructions, will provide written confirmations of such transactions and will record shareholders' instructions.

     A shareholder making a telephone redemption should call (203) 353-5393 and state (i) the name of the shareholder as it appears on the Transfer Agent's records, (ii) his account number with the Fund, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. Usually the proceeds are sent to the investor on the next Fund business day after the redemption is effected. If the redemption request is received after the closing of the Exchange, the redemption is effected on the following Fund business day at that day's net asset value and the proceeds are usually sent to the investor on the second Fund business day following receipt of the request. The Fund reserves the right to terminate or modify the telephone redemption service at any time. During times of severe disruptions in the securities markets, the volume of calls may make it difficult to redeem by telephone, in which case a shareholder may wish to send a written request for redemption as described under "Written Requests" above. Telephone communications may be recorded by the Distributor or the Transfer Agent.

     Expedited Wire Transfer Redemptions. If the shareholder has given authorization for expedited wire redemptions, shares can be redeemed and the proceeds sent by wire transfer to a single previously designated bank account. Requests received by the Fund prior to the close of regular trading on the New York Stock Exchange will result in shares being redeemed that day at the net asset value next determined and normally the proceeds being sent to the designated bank account the following business day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the Fund for up to 7 days if the Distributor deems it appropriate under then current market conditions. Once authorization is on file, the Fund will honor requests by any person by telephone at (203) 353-5393 or by written instructions. The Fund cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder's bank. The Fund does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the shareholder's bank. The minimum amount that may be wired is $25,000. The Fund reserves the right to change this minimum or to terminate the wire redemption privilege at any time. Shares purchased by check may not be redeemed by wire transfer until such shares have been owned (i.e., paid for) for at least 15 days. Expedited wire transfer redemptions may be authorized by completing a form available from the Distributor. To change the name of the single designated bank account to receive wire redemption proceeds, it is necessary to send a written request with signature(s) guaranteed to Shareholder Services, Inc., P.O. Box 5866, Denver, CO 80217.

All Redemptions

     If investors purchase shares with a check, the Fund may withhold redemption proceeds until it can be reasonably assured that payment has been collected on the check, which may take 15 or more days. To avoid such withholding, investors should purchase shares by certified or official bank check or by wire transfer. Dividends are paid through the day on which the shares are redeemed.

     There is no charge by the Distributor with respect to redemptions.
Requests for redemption received by the Distributor by the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a regular business day, will be effected at the net asset value effective at the close of regular trading on the Exchange on that day. Requests received by the Distributor after the close of regular trading on the Exchange will be confirmed at the net asset value effective at the close of regular trading on the next business day.

Signature Guarantee

     When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature and guaranteed by any of the following entities: U.S. banks, foreign banks having U.S. correspondent banks, credit unions, savings associations, U.S. registered dealers and brokers, municipal securities dealers and brokers, Government Securities dealers and brokers, national securities exchanges, registered securities associations and clearing agencies (each an "Eligible Guarantor Institution"). The Transfer Agent reserves the right to reject any signature guarantee pursuant to its written signature guarantee standards or procedures, which may be revised in the future to permit it to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures.

     If the proceeds of the redemption (i) are to be paid to a person other than the record owner(s), (ii) are to be sent other than to the account record owner's address as listed in the Transfer Agent's records, the signature(s) on the redemption request must be guaranteed as described above. The Fund may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new Prospectus or prospectus supplement.

Small Accounts

     The Fund reserves the right to redeem involuntarily any shares in a shareholder's account in excess of an amount set from time to time by the Trustees of the Trust and to redeem involuntarily all shares in a shareholder's account if the dollar value of such account is less than a minimum amount (not to exceed $50,000) set from time to time by the Trustees. Shareholders will be notified before any such redemptions are made and will have at least 30 days to purchase shares in order to bring their account up to the required minimum.


                                NET ASSET VALUE

     Normally, the Fund will value its portfolio securities which mature in 60 days or less by using the "amortized cost" method of valuation, whereas other portfolio securities will be valued based on current market quotations or, in the absence of market quotations, by other means approved by the trustees of the Trust. The use of amortized cost means that the net asset value of the Fund's shares will be less affected by minor shifts in the market value of its shorter term portfolio securities, even though the market value of such securities may change as a result of variations in the level of prevailing interest rates and yield relationships. The Fund will value its shares once on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange.

                                   DIVIDENDS

     The Fund declares daily dividends of all of the net investment income of the Fund and expects to pay shareholders on the third Thursday of the month such dividends as are declared through the date of payment. If all of an investor's shares of the Fund are redeemed at any time during a month, all dividends accrued to date for the Fund will be paid together with the redemption proceeds. Shareholders begin earning dividends on the day after the Fund receives federal funds as payment for the shares and will continue to earn dividends through the
day on which shares are redeemed.   Dividends of the Fund are paid in additional
shares of the Fund, based on its net asset value on the payment date.

                                     TAXES

     The Fund plans to distribute substantially all of its net investment income and net short-term capital gains, if any, to its shareholders on a current basis and substantially all of its net long-term capital gains, if any, at least annually. So long as it does so and otherwise satisfies the requirements for being taxed as a regulated investment company, the Fund itself does not pay federal income tax on the amount distributed. Shareholders will receive an annual statement detailing federal tax information about dividends and distributions paid to shareholders during or with respect to the preceding calendar year.

     Dividends of net interest or other ordinary income of the Fund and distributions of its short-term capital gains, if any, are taxable to shareholders as ordinary income for federal income tax purposes and will not qualify for the dividends-received deduction. Distributions paid from long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long the shareholders have held their shares and will not qualify for the dividends-received deduction.

     To avoid imposition of a non-deductible federal excise tax, the Fund will distribute prior to calendar year-end substantially all of its ordinary income on a calendar year basis, and substantially all of the capital gain net income the Fund realizes in the one-year period ending October 31, that has not previously been distributed.

     Distributions will be taxable as described above whether received in cash or in additional shares. A dividend paid to a shareholder by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

     The Fund does not expect distributions to be exempt generally from state and local taxes, although in some states dividends attributable to interest paid on U.S. Government Securities held by the Fund may be exempt from state and local taxes. Shareholders should consult with their tax advisers about the status of such dividends in their own states and localities.

     The foregoing is only a general summary of the federal income tax consequences of investing in the Fund. Shareholders should consult with their own tax advisers to determine the specific tax consequences of investments in the Fund in light of their particular situations.



                                 OTHER INFORMATION

Capitalization

     The Trust was organized as a Massachusetts business trust on August 24, 1990, and currently consists of __________ portfolios that are operational, one of which is described in this Prospectus. The Fund was organized as a series of the Trust on [October _, 1997.] Other portfolios may be offered by means of a separate prospectus. The Board of Trustees may establish additional portfolios in the future. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest. When issued, shares of the Trust are fully paid, non-assessable and freely transferable.

     Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Second Amended and Restated Agreement and Declaration of Trust (the "Declaration of Trust") of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust also provides for indemnification out of the Fund's property for all loss and expense of any shareholder of that Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Fund of which he or she is or was a shareholder is unable to meet its obligations, and thus should be considered remote.

Multiple Classes of Shares

     Institutional and Administrative Class shares of the Fund represent interests in the assets of the Fund, and each class has identical dividend, liquidation and other rights and the same terms and conditions, except that expenses related to the distribution and/or shareholder services of Administrative Class shares are borne solely by such class, and each class may, at the Trustees' discretion, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust's assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the Fund.

Voting

     Each class of shares of the Fund has identical voting rights except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. The Administrative Class shares have exclusive voting rights with respect to matters pertaining to any Distribution Plan applicable to that class. These shares are entitled to vote at meetings of shareholders. Matters submitted to shareholder vote must be approved by the Fund separately except (i) when required by the 1940 Act, shares shall be voted together, and (ii) when the Trustees have determined that the matter does not affect all Funds, then only shareholders of the Fund or Funds affected shall be entitled to vote on the matter. All classes of shares of the Fund will vote together, except with respect to a Distribution Plan applicable to a class of shares or when a class vote is required as specified above or otherwise by the 1940 Act. Shares are freely transferable, are entitled to dividends as declared by the Trustees and, in liquidation of the Trust, are entitled to receive the net assets of their Fund, but not of the other Funds. The Trust does not generally hold annual meetings of shareholders and will do so only when required by law. Shareholders may remove Trustees from office by votes cast in person or by proxy at a meeting of shareholders or by written consent. Such a meeting will be called at the written request of the holders of 10% of the Trust's outstanding shares.

     As used in this Prospectus, the phrase "vote of a majority of the outstanding shares" of the Fund (or the Trust) means the vote of the lesser of:
(1) 67% of the shares of the Fund (or the Trust) present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund (or the Trust).

Performance Information

     From time to time the Trust may make available certain information about the performance of the Institutional Class and Administrative Class shares of the Fund. Information about the Fund's performance is based on the Fund's record to a recent date and is not intended to indicate future performance. Performance information is computed separately for the Fund's Institutional Class and Administrative Class shares in accordance with the formulas described below. Because Administrative Class shares bear the expense of service and/or distribution fees, it is expected that, under normal circumstances, the level of performance of the Fund's Administrative Class shares will be lower than that of the Fund's Institutional Class shares.

     The Fund may include the total return of Institutional Class and Administrative Class shares in advertisements or other written material. When the Fund advertises its total return with respect to its Institutional Class and Administrative Class shares, it will be calculated for the past year, the past five years, and the past ten years (or if the Fund has been offered for a period shorter than one, five or ten years, that period will be substituted) since the establishment of the Fund, as more fully described in the Statement of Additional Information. Total return for each class is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions at net asset value). The Fund may advertise total return using alternative methods that reflect all elements of return, but that may be adjusted to reflect the cumulative impact of alternative fee and expense structures, such as the currently effective advisory and administrative fees for the Fund.

     Quotations of yield for the Fund or class will be based on the investment income per share (as defined by the SEC) during a particular 30-day (or one-month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period.

     The Trust also may provide current distribution information to its shareholders in shareholder reports or other shareholder communications, or in certain types of sales literature provided to prospective investors. Current distribution information for a particular class of the Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by the relevant class net asset value per share on the last day of the period and annualized. The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what a class of the Fund has declared and paid to shareholders as of the end of a specified period rather than the Fund's actual net investment income for that period.

     The Adviser or the Portfolio Manager may also report to shareholders or to the public in advertisements concerning its performance as adviser or manager to clients other than the Fund, and on its comparative performance or standing in relation to other money managers. Such comparative information may be compiled or provided by independent ratings services or by news organizations. Any performance information, whether related to the Fund, the Adviser or the Portfolio Manager, should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the Fund, and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future.

     Investment results of the Fund will fluctuate over time, and any representation of the Fund's total return or yield for any prior period should not be considered as a representation of what an investor's total return or yield may be in any future period.

                                   APPENDIX A

                            DESCRIPTION OF DURATION

          Duration is a measure of the expected life of a fixed income security that was developed as a more precise alternative to the concept of "term to maturity." Traditionally, a fixed income security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until a fixed income security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. In contrast, duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration management is one of the fundamental tools used by the Fund's adviser.

          Duration is a measure of the expected life of a fixed income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other things being equal, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.

          Futures, options and options on futures have durations which, in general, are closely related to the duration of the securities which underlie them. Holding long futures or call option positions (backed by a segregated account of cash and cash equivalents) will lengthen a Fund's duration by approximately the same amount that holding an equivalent amount of the underlying securities would.

          Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

          There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of 10 or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. Finally, the duration of a fixed income security may vary over time in response to changes in interest rates and other market factors. In these and other similar situations, the Fund's adviser or portfolio manager will use more sophisticated analytical techniques that incorporate the anticipated economic life of a security into the determination of its interest rate exposure.

          Credit spread duration is similar to duration, but measures price sensitivity to a change in credit spreads, i.e. differences in yields between issues of different credit quality. For example, a floating rate corporate security with 10 years to maturity which resets every 90 days will have a duration of 90 days, but a credit spread duration similar to a 10 year fixed rate bond.

          Mortgage spread duration is similar to credit spread duration, except that it applies to mortgage instruments: mortgage spread duration measures the portfolio's sensitivity to mortgage spread changes, i.e. differences in yields between mortgage instruments of different credit quality.

                                                                            LOGO
PIMCO Funds
-----------
Multi-Manager Series

Investment Adviser
     PIMCO Advisors L.P.
     800 Newport Center Drive
     Newport Beach, CA 92660

Administrator
     PIMCO Advisors L.P.
     800 Newport Center Drive
     Newport Beach, CA 92660

Portfolio Manager
     Columbus Circle Investors
     One Station Place
     Stamford, CT 06902

Distributor
     PIMCO Funds Distribution Company
     2187 Atlantic Street
     Stamford, CT 06902

Transfer Agent
     Shareholder Services, Inc.
     P.O. Box 5866
     Denver, CO 80217

Custodian
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, MO 64105

Accountants
     Price Waterhouse LLP
     1055 Broadway
     Kansas City, MO 64105

Legal Counsel
    Ropes & Gray
    One International Place
    Boston, MA 02110

                                                                      Prospectus
                                                               December __, 1997

                         PIMCO ACTIVE SHORT-TERM FUND
                      STATEMENT OF ADDITIONAL INFORMATION


                               December __, 1997



     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated December __, 1997 of the PIMCO Active Short-Term Fund, a series of PIMCO Funds: Multi-Manager Series, as supplemented from time to time, and should be read in conjunction therewith. A copy of the Prospectus may be obtained from PIMCO Funds, 840 Newport Center Drive, Suite 360, Newport Beach, California 92660.

                               TABLE OF CONTENTS

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS..............................  4
    Repurchase Agreements....................................................  4
    Firm Commitments.........................................................  5
    U.S. Government Securities...............................................  5
    Inflation-Indexed Bonds..................................................  5
    Borrowing................................................................  6
    Preferred Stock..........................................................  8
    Corporate Debt Securities................................................  8
    High Yield Securities ("Junk Bonds").....................................  9
    Participation on Creditors Committees.................................... 10
    Variable and Floating Rate Securities.................................... 10
    Mortgage-Related and Asset-Backed Securities............................. 11
    Foreign Securities....................................................... 17
    High Yield/High Risk Foreign Sovereign Debt Securities................... 18
    Commercial Paper......................................................... 19
    Derivative Instruments................................................... 19
    Forward Commitments, When-Issued and Delayed Delivery Transactions....... 25
    Note on Shareholder Approval............................................. 26
    Investment Restrictions.................................................. 26

CREDIT AND MARKET RISK....................................................... 28

PORTFOLIO TRANSACTIONS AND BROKERAGE......................................... 29

MANAGEMENT OF THE TRUST...................................................... 30
    Trustees................................................................. 30
    Officers................................................................. 31
    Trustees' Compensation................................................... 34
    Investment Adviser....................................................... 34
    Portfolio Management Agreement........................................... 35
    Fund Administrator....................................................... 35
    Custodial Arrangements................................................... 36
    Accounting Services...................................................... 37
    Independent Auditors..................................................... 37

DISTRIBUTION OF TRUST SHARES................................................. 37
    Distributor and Multi-Class Plan......................................... 37
    Distribution and Administrative Services Plans for Administrative Class
     Shares.................................................................. 38
    Purchases, Exchanges and Redemptions..................................... 39


OTHER INFORMATION............................................................ 40
    Capitalization........................................................... 40
    Performance Information.................................................. 40
    Calculation of Yield..................................................... 40
    Calculation of Total Return.............................................. 41
    Determination of Net Income.............................................. 41
    Valuing the Fund's Portfolio Investments................................. 41

TAXES........................................................................ 42
    Distributions............................................................ 43
    Sales of Shares.......................................................... 44
    Backup Withholding....................................................... 44
    Options, Futures, Forward Contracts and Swap Agreements.................. 44
    Passive Foreign Investment Companies..................................... 45
    Foreign Currency Transactions............................................ 46
    Foreign Taxation......................................................... 46
    Original Issue Discount.................................................. 47
    Other Taxation........................................................... 48

REDEMPTIONS.................................................................. 49

DESCRIPTION OF INVESTMENTS................................................... 50
    U.S. Government Securities............................................... 50
       Obligations Backed by Full Faith and Credit of the U.S. Government.... 50
       Other U.S. Government Securities...................................... 50
    Money Market Instruments................................................. 50
       Certificates of Deposit............................................... 50
       Bankers' Acceptances.................................................. 50
       Eurodollar Obligations................................................ 50
       Yankeedollar Obligations.............................................. 50
       Commercial Paper...................................................... 50
       Master Demand Notes................................................... 50
       Corporate Obligations................................................. 50
       Repurchase Agreements................................................. 50

APPENDIX A.................................................................  A-1
    Long-Term Debt Ratings.................................................  A-1
    Short-Term Debt Ratings................................................  A-2
    Short-Term Loan/Municipal Note Ratings.................................  A-4


                INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

     The investment objective and policies of the PIMCO Active Short-Term Fund (the "Fund") of PIMCO Funds: Multi-Manager Series (the "Trust") are summarized on the front page of the Prospectus and in the text of the Prospectus following the captions "Investment Objective and Policies" and "General Policies." For a description of the investments which the Fund may make, see "Description of Investments." For a description of the relevant rating categories established by five major rating agencies, see Appendix A.

     Columbus Circle Investors, the manager of the Fund ("CCI" or the "Manager"), will monitor the Fund's investments in light of general economic and market conditions and the creditworthiness of the issuers of the Fund's portfolio securities, including the creditworthiness of issuers of master demand notes insofar as it relates to the ability of the issuer to make payments on demand. The Fund does not expect to invest more than 5% of its total assets in master demand notes in the foreseeable future. As described in the Prospectus, after purchase by the Fund, a security may cease to be rated, its rating may be reduced below the minimum required for purchase by the Fund, or the security may otherwise cease to be eligible for purchase by the Fund. No such event will require the sale of such security by the Fund. However, the Manager or the Trust's Trustees will consider any such event in determining whether the Fund should continue to hold the security.

     The Fund, consistent with its investment objective, attempts to maximize yields by engaging in portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. The Fund also invests to take advantage of what are believed to be temporary disparities in the yields of the different segments of the high-grade money market or among particular instruments within the same segment of the market. These policies may result in frequent changes in the Fund's portfolio. See "Portfolio Transactions and Brokerage."

Repurchase Agreements
---------------------

     As is disclosed in the text of the Prospectus following the caption "General Policies -Repurchase Agreements," there is a risk that in a repurchase agreement the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to dispose of the underlying security in the market or would hold the underlying security until maturity. However, the Fund may be subject to various delays and risks of loss in attempting to dispose of the underlying security, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) expenses involved in the enforcement of the Fund's rights.

Firm Commitments
----------------

     As described in the text of the Prospectus following the caption "Investment Objective and Policies," the Fund may enter into firm commitment agreements with banks or broker-dealers for the purchase of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when the Fund anticipates a decline in the yield of securities of a given issuer and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later.

U.S. Government Securities
--------------------------

     U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Fund's shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Bank, those of the Federal National Mortgage Association ("FNMA"), and those of the Student Loan Marketing Association are not supported by the full faith and credit of the U.S. Government, but are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (e.g., STRIPs and CUBEs) are direct obligations of the U.S. Government.

Inflation-Indexed Bonds
-----------------------

     The Fund may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation.

     Inflation-indexed securities issued by the U.S. Treasury will initially have maturities of ten years, although it is anticipated that securities with other maturities will be issued in the future. The securities will pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if an investor purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year reached 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If such a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

     The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is no trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility the Fund may be forced to liquidate positions when it would not be advantageous to do so. There also can be no assurance that the U.S. Treasury will issue any particular amount of inflation-indexed bonds. Certain foreign governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation-indexed bonds, and there may be a more liquid market in certain of these countries for these securities.

     The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Borrowing
---------

     Subject to the limitations described under "Investment Restrictions" below, the Fund may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund's assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be unsecured. Provisions of the Investment

Company Act of 1940 (the "1940 Act") require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     In addition to borrowing for temporary purposes, the Fund may enter into reverse repurchase agreements if permitted to do so under its specific limitations on borrowings. A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. Reverse repurchase agreements will be subject to the Fund's limitations on borrowings as specified under "Investment Restrictions" below.

Preferred Stock
---------------

     The Fund may invest in preferred stock. Preferred stock is a form of equity ownership in a corporation. The dividend on a preferred stock is a fixed payment which the corporation is not legally bound to pay. Certain classes of preferred stock are convertible, meaning the preferred stock is convertible into shares of common stock of the issuer. By holding convertible preferred stock, the Fund can receive a steady stream of dividends and still have the option to convert it to common stock.

Corporate Debt Securities
-------------------------

     The Fund may invest in corporate debt securities. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

     Debt securities are purchased and sold principally in response to current assessments of future changes in business conditions and the levels of interest rates on debt/fixed income securities of varying maturities, the availability of new investment opportunities at higher relative yields, and current evaluations of an issuer's continuing ability to meet its obligations in the future. The average maturity or duration of the debt/fixed income securities in the Fund's portfolio may be varied in response to anticipated changes in interest rates and to other economic factors. Securities may be bought and sold in anticipation of a decline or a rise in market interest rates. In addition, a security may be sold and another of comparable quality and maturity (usually, but not always, of a different issuer) purchased at approximately the same time to take advantage of what are believed to be short-term differentials in values or yields.

     The Fund's investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are deemed to be comparable in quality to corporate debt securities in which the Fund may invest. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

     Among the corporate debt securities in which the Fund may invest are convertible securities. A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock.

     A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party. The Fund generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert.

High Yield Securities ("Junk Bonds")
------------------------------------

     The Fund may invest in debt/fixed income securities of domestic or foreign issuers that meet minimum ratings criteria set forth for the Fund, or if unrated, are of comparable quality in the opinion of the Fund's Manager. A description of the ratings categories used is set forth in Appendix A to this Statement of Additional Information.

     A security is considered to be below "investment grade" quality if it is either (1) not rated in one of the four highest rating categories by one of the Nationally Recognized Statistical Rating Organizations ("NRSROs") (i.e., rated Ba or below by Moody's Investors Services, Inc. ("Moody's") or BB or below by Standard & Poor's Corporation ("S&P")) or (2) if unrated, determined by the Manager to be of comparable quality to obligations so rated.

     The Fund may purchase high yield securities (as defined in the Prospectus). Investment in high yield securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk. High yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The market for these securities is relatively new, and many of the outstanding high yield securities have not endured a major business recession. A long-term track record on default rates, such as that for investment grade corporate bonds, does not exist for this market. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt/fixed income securities. The Fund may continue to hold such securities following a decline in their rating if in the opinion of the Manager it would be advantageous to do so. Investments in high yield securities that are eligible for purchase by the Fund are described as "speculative" by both Moody's and S&P.

     Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields than investments in higher rated debt securities, high yield securities typically entail greater potential price volatility and may be less liquid than investment grade debt. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and achievement of the Fund's investment objective may, to the extent of its investments in high yield securities, depend more heavily on the Manager's creditworthiness analysis than would be the case if the Fund were investing in higher quality securities.

     High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities are likely to be sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt/fixed income securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund may incur additional expenses to seek recovery. In the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

     Prices of high yield/high risk securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to economic downturns or individual corporate developments. The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield security, and could adversely affect the daily net asset value of the shares. Lower liquidity in secondary markets could adversely affect the value of high yield/high risk securities held by the Fund. The market prices of high yield/high risk securities structured as "zero coupon" or "pay-in-kind" securities may be affected to a greater extent by interest rate changes. For instance, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. See Appendix A to this Statement of Additional Information for further information regarding high yield/high risk securities.

Participation on Creditors Committees
-------------------------------------

     The Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject the Fund to expenses such as legal fees and may make the Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict the Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors.
The Fund would participate on such committees only when the Manager believes that such participation is necessary or desirable to enforce the Fund's rights as a creditor or to protect the value of securities held by the Fund.

Variable and Floating Rate Securities
-------------------------------------

     Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

     The Fund may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months.

Because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates. However, the Fund would generally participate less in appreciation resulting from any general decline in interest rates.

     The Fund may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security will generally exhibit greater price volatility than a fixed rate obligation of similar credit quality.

     The values of inverse floating obligations are generally more volatile, and the market for inverse floating obligations is generally more illiquid, than those of many other securities. In addition, because coupon rates of interest on inverse floating obligations vary inversely with changes in market rates of interest, interest income earned by the Fund and dividends paid by the Fund may be more volatile than if the Fund invested solely in fixed-rate securities. Because inverse floating obligations represent a relatively recent innovation in the securities market, there is a lack of historical data concerning the attributes of such securities under all market conditions. Often, inverse floating obligations are created by selling two complementary interests in a single, previously issued fixed-rate security: a floating rate obligation and the inverse floating obligation. In other cases, the issuer will itself issue directly the two complementary obligations. To seek to limit the interest rate risk of these securities, the Fund may purchase inverse floating obligations with shorter-term maturities or which contain limitations on the extent to which the interest rate may vary.

     Inverse floating obligations have the effect of providing a degree of investment leverage since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple of the rate at which fixed-rate securities of comparable maturity and credit quality increase or decrease in response to such changes. The Manager believes that inverse floating obligations represent flexible portfolio management instruments for the Fund which allows the Manager to vary the degree of investment leverage relatively efficiently under different market conditions.

Mortgage-Related and Asset-Backed Securities
--------------------------------------------

     Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (see "Mortgage Pass-Through Securities" below). Certain debt securities are also secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations" below).

     Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as "modified pass-through."

These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

     The principal governmental guarantor of mortgage-related securities is GNMA. GNMA, a wholly owned U.S. Government corporation within the Department of Housing and Urban Development, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").

     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

     FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees, and the creditworthiness of the issuers thereof, will be considered in determining whether a mortgage-related security meets the Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Manager determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

The Fund will not purchase mortgage-related securities or any other assets which in the Manager's opinion are illiquid if, as a result, more than 15% of the value of the Fund's total assets will be illiquid.

     Mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Fund's industry concentration restrictions, see "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Fund takes the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

     Collateralized Mortgage Obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is therefore partially guarded (but only partially) against a sooner than desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

     FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semi-annually, as opposed to monthly. The amount of principal payable on each semi-annual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

     If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

     Commercial Mortgage-Related Securities. The Fund may invest in commercial mortgage-related securities. Commercial mortgage-related securities are securities that represent an interest in, or are secured by, mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments, hotels and motels, nursing homes, hospitals, and senior living centers. The commercial mortgage-related securities market is newer and in terms of total outstanding principal amount of issues is relatively small compared to the total size of the market for residential mortgage-related securities.

     Commercial mortgage-related securities are generally structured similarly to pass-through securities or to CMOs, although other structures are possible. They may pay fixed or adjustable rates of interest. Commercial mortgage-related securities have been issued in public or private transactions by a variety of public and private issuers.

     The commercial mortgage loans that underlie commercial mortgage-related securities have certain distinct risk characteristics. Commercial mortgage loans generally lack standardized terms, which may complicate their structure. Commercial properties themselves tend to be unique and are more difficult to value than single family residential properties. Commercial mortgage loans also tend to have shorter maturities than residential mortgage loans, and may not be fully amortizing, meaning that they may have a significant principal balance, or "balloon" payments, due on maturity. Assets underlying commercial mortgage-related securities may relate only to a few properties or a single property.
The risk involved in single property financings is highly concentrated. In addition, commercial properties, particularly industrial and warehouse properties, are subject to environmental risks and the burdens and costs of compliance with environmental laws and regulations. At the same time, commercial mortgage-related securities may have a lower prepayment risk than residential mortgage-related securities, because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. See "Credit Enhancement" below.

     Credit Enhancement. Mortgage-related securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying mortgages to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, designed to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default is designed to ensure ultimate payment of the obligations on at least a portion of the assets in the pool.
Such protection may be provided through subordination of other debt, guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. There can be no assurance that credit support will be sufficient to ensure the timely payment of principal and/or interest. Delinquencies or losses in excess of those anticipated could adversely affect the return on investment in such security.

     Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

     CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets.
In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest only class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities--Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the Fund may fail to recoup some or all of its initial investment in a CMO residual.

     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to the Fund's limitations on investment in illiquid securities.

     Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to the Fund's limitations on investment in illiquid securities.

     Other Asset-Backed Securities. Similarly, the Manager expects that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile Receivables/SM/ ("CARS/SM/"). CARS/SM/ represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS/SM/ are passed through monthly to certificate holders, and are generally guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS/SM/ may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Consistent with the Fund's investment objectives and policies, the Manager also may invest in other types of asset-backed securities.

Foreign Securities
------------------

     The Fund may invest in U.S. dollar or foreign currency-denominated corporate debt securities of foreign issuers; preferred securities of foreign issuers; certain foreign bank obligations; and U.S. dollar- or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities.

     Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These include: differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political instability which can affect U.S. investments in foreign countries and potential restrictions on the flow of international capital. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

     The risks of investing in foreign securities are particularly high when securities of issuers based in developing (or ''emerging market'') countries are involved. Investing in emerging market countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. These risks include: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial government involvement in the economy; higher rates of inflation; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets.

     The Fund may enter into forward foreign currency exchange contracts to reduce the risks of adverse changes in foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

By entering into a forward foreign currency exchange contract, the fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by the Fund if the value of the hedged currency increases.
The Fund may enter into these contracts for the purpose of hedging against foreign exchange risks arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Such hedging transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies. In addition, the Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures.

     The Fund may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, the Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's Manager. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund may be required to segregate assets to cover forward currency contracts entered into for non-hedging purposes. The Fund may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.

High Yield/High Risk Foreign Sovereign Debt Securities
------------------------------------------------------

     The Fund may invest in the sovereign debt of foreign countries which have issued or have announced plans to issue Brady Bonds, and expect that a substantial portion of their investments in sovereign debt securities may consist of Brady Bonds. Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by then U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued bonds (Brady Bonds). Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. Investors should recognize that Brady Bonds have been issued only recently, and accordingly do not have a long payment history.

     Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the Fund may purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Brady Bonds issued to date have traded at a deep discounts from their face value. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. The Fund may purchase Brady Bonds with no or limited collaterization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transnational securities depositories.

Commercial Paper
----------------

     The Fund may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Fund consists of U.S. dollar-denominated obligations of domestic issuers, or, foreign currency-denominated obligations of domestic or foreign issuers which, at the time of investment, are (i) rated "P-1" or "P-2" by Moody's or "A-1" or "A-2" or better by S&P, (ii) issued or guaranteed as to principal and interest by issuers or guarantors having an existing debt security rating of "A" or better by Moody's or "A" or better by S&P, or (iii) securities which, if not rated, are, in the opinion of the Manager, of an investment quality comparable to rated commercial paper in which the Fund may invest. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Derivative Instruments
----------------------

     The following describes certain derivative instruments and products in which the Fund may invest (to the extent described in the Prospectus) and the risks associated therewith.

     Options on Securities and Securities or Commodities Indexes. The Fund may, to the extent specified in the Prospectus, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on National Association of Securities Dealers Automated Quotations ("NASDAQ") or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     The Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other liquid assets are placed in a segregated account by its custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian liquid assets in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid assets in a segregated account with its custodian. A put option on a security or an index is "covered" if the Fund maintains liquid assets in a segregated account with its custodian. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is
(i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

     If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     OTC Options. The Fund will enter into over-the-counter ("OTC") options transactions only with primary dealers in U.S. Government securities and only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the intrinsic value of the option (i.e., the amount, if any, by which the market price of the underlying security exceeds the exercise price of the option) as an illiquid investment.

     It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% of the Fund's net assets would be invested in (i) OTC options purchased by the Fund, (ii) the illiquid portion (determined under the foregoing formula) of OTC options written by the Fund, and
(iii) other illiquid investments as set forth below under the heading "Investment Restrictions."

     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security or other cover unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.
Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

     Foreign Currency Options. The Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

     Futures Contracts and Options on Futures Contracts. The Fund may use interest rate, foreign currency or index futures contracts, as specified for that Fund in the Prospectuses. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the German mark; the Japanese yen; the French franc; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.
The transaction costs must also be included in these calculations.

     The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

     The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or in the case of futures options, for which an established over-the-counter market exists.

     When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions.

     The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Limitations on Use of Futures and Futures Options. In general, the Fund intends to enter into positions in futures contracts and related options only for "bona fide hedging" purposes. With respect to positions in futures and related options that do not constitute bona fide hedging positions, the Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's net assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

     When purchasing a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

     When selling a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

     When selling a call option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or, in the case of an index futures contract, by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

     When selling a put option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures, futures options or forward contracts. See "Taxation."

     Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. Some of the risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation.
For example, if the price of the futures contract moves more than the price of the hedged security, the Fund would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, the Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options thereon. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

     Swap Agreements. The Fund may enter into swap agreements to hedge against changes in interest rates, foreign currency exchange rates or securities prices. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in the relevant investments or instruments.

     Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid (or received) under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

     Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Manager's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Forward Commitments, When-Issued and Delayed Delivery Transactions
------------------------------------------------------------------

     The Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. When delayed delivery purchases are outstanding, the Fund will set aside and maintain assets until the settlement date in a segregated account, sufficient to meet the purchase price. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although the Fund may earn income on securities it has deposited in a segregated account. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when delayed delivery purchases are outstanding, the delayed delivery purchases may
result in a form of leverage.   When the Fund has sold a security on a delayed
delivery basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Fund may purchase or sell securities on a delayed delivery basis.

     The Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Fund either (i) holds, and maintains until the settlement date in a segregated account, assets sufficient to meet the purchase price or (ii) enters into an offsetting contract for the forward sale of securities of equal value that it owns. The Fund may also enter into forward commitments for the purchase or sale of foreign currencies. Forward commitments may be considered securities in themselves. They involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. The Fund may dispose of a commitment prior to settlement and may realize short-term profits or losses upon such disposition.

Note on Shareholder Approval
----------------------------

     The Prospectus describes the investment objective of the Fund. The Prospectus also identifies some of the policies of the Fund which are fundamental and may be changed only with the approval of the shareholders. Unless otherwise indicated, the objective and investment policies of the Fund are not fundamental and may be changed without shareholder approval. Approval by the shareholders of the Fund requires approval by the holders of a majority of the outstanding shares of the Fund. As used in this Statement of Additional Information, the term "majority of the outstanding shares" of the Fund means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which more than 50% of the outstanding shares of the Fund are represented or (ii) more than 50% of the outstanding shares of the Fund.

Investment Restrictions
-----------------------

     The investment restrictions set forth below are fundamental policies of the Fund and, accordingly, without the approval of the holders of a majority of the outstanding shares of the Fund, the Fund will not:

     (1) With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer. This limitation does not apply to Government securities (as defined in the 1940 Act).

     (2) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

     (3) Invest more than 25% of its total assets in any one industry. This restriction does not apply to U.S. Government Securities. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations.

     (4) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act.

     (5) Borrow money except for temporary or emergency purposes; provided, however, that the Fund may loan its securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost.

     (6) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies. This restriction does not apply to repurchase agreements or loans of portfolio securities.

     (7) Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

     (8) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

     (9) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

     (10) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

     The percentages and percentage limitations set forth above or in the Prospectus, other than with respect to restriction (5) pertaining to borrowing, will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security. Restrictions (4) and (10) shall be interpreted based upon no-action letters and other pronouncements of the staff of the Securities and Exchange Commission. Under current pronouncements, certain Fund positions are excluded from the definition of "senior security" so long as the Fund maintains adequate cover, segregation of assets or otherwise.

     In addition, it is contrary to the Fund's present policy, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund's total assets (based on current value) would then be invested in such securities. The staff of the Securities and Exchange Commission is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper, that the Manager has determined to be liquid under procedures approved by the Board of Trustees.


                            CREDIT AND MARKET RISK

     The portfolio securities of the Fund are subject to credit risk and market risk. Credit risk relates to the ability of the issuer of an obligation to make timely payments of principal and interest. In a repurchase agreement transaction, credit risk relates to the performance by the other party of its obligation to repurchase the underlying security from the Fund. Obligations of issuers are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors.

     Market risk relates to changes in the market value of a security as a result of variations in the level of prevailing interest rates and yield relationships among particular segments of the fixed income market or the U.S. Government Securities market. Generally, prices tend to fluctuate less for higher quality issues than for lower quality issues, and, for any given change in the level of interest rates, prices for shorter maturity issues tend to fluctuate less than for longer maturity issues. By restricting the maturity of its investments and purchasing only high-quality instruments, the Fund seeks relatively smaller changes in the value of its portfolio securities resulting from market factors than would be the case for a longer term or lower grade bond fund.

     The value of the securities (other than inverse floaters) in the Fund's portfolio can be expected to vary inversely to the changes in prevailing interest rates. Thus, if interest rates increase after a security is purchased, that security, if sold, might be sold at less than cost. Conversely, if interest rates decline after purchase, the security, if sold, might be sold at a profit. In either instance, if the security were held to maturity, no gain or loss would normally be realized as a result of these fluctuations. Substantial redemptions of shares of the Fund could require the sale of portfolio investments in the Fund at a time when a sale might not be desirable.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

     In general, the Fund will purchase securities with the expectation of holding them to maturity. However, the Fund may engage in short-term trading to attempt to take advantage of short-term market variations. The Fund may also sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer. The Fund will have a high portfolio turnover due to the short maturities of the securities held in its portfolio.

     In placing orders for the purchase and sale of portfolio securities for the Fund, the Manager will always seek the best price and execution. It is expected that portfolio transactions will generally be with issuers or dealers in money market instruments acting as principal. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Accordingly, the Fund is not expected to pay significant brokerage commissions.

     Some of the Fund's portfolio transactions are placed with dealers who provide the Manager with supplementary investment and statistical information or furnish market quotations to the Fund or other advisory accounts or investment companies advised by the Manager. The business would not be so placed if the Fund would not thereby obtain the best price and execution. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce the expenses of the Manager. The services may also be used by the Manager in connection with its other advisory accounts and in some cases may not be used with respect to the Fund.

     Certain officers of the Manager have responsibility for portfolio management of certain other investment companies and investment accounts which may invest in securities in which the Fund also invests. When one or more of these other investment companies or accounts and the Fund desire to purchase or sell the same security at or about the same time, purchase and sale orders will ordinarily be placed and confirmed separately but may be combined to the extent practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is believed that the ability of the Fund to participate in larger volume transactions will in some cases produce better executions for the Fund. However, in some cases, these procedures could have a detrimental effect on the price and amount of a security available to the Fund or the price at which a security may be sold.

                            MANAGEMENT OF THE TRUST

Trustees

          The Trustees of the Trust, their ages, and a description of their principal occupations during the past five years are listed below. Messrs. Cannon, Carter, Childress, Light, Prindiville, Segall, Stooks and Thorne are Trustees of PIMCO Advisors Funds ("PAF") as of the date of this Statement of Additional Information. These Trustees were elected to the Board of Trustees of the Trust at a Shareholders' meeting held on December 20, 1996 in connection with the reorganization of certain series of PAF with Funds of the Trust in a transaction which took place on January 17, 1997. Except as shown, each Trustee's principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee may have held different positions with such employer(s).

--------------------------------------------------------------------------------
Name, Address and Age        Principal Occupation(s) During the Past Five Years
--------------------------------------------------------------------------------
E. Philip Cannon             Trustee, PAF and Cash Accumulation Trust ("CAT");
2401 Claremont Lane          Headmaster, St. John's School, Houston, Texas.
Houston, TX 77019            Formerly, General Partner, J.B. Poindexter & Co.,
Age 56                       Houston, Texas (private partnership), and Partner,
                             Iberia Petroleum Company (oil and gas production).
                             Mr. Cannon was a director of WNS Inc., a retailing
                             company which filed a petition in bankruptcy
                             within the last five years.
--------------------------------------------------------------------------------
Donald P. Carter             Trustee, PAF and CAT; Formerly, Chairman,
434 Stable Lane              Executive Vice President and Director, Cunningham
Lake Forest, IL 60045        & Walsh, Inc., Chicago (advertising agency).
Age 69
--------------------------------------------------------------------------------
Gary A. Childress            Trustee, PAF and CAT; Chairman and Director,
11 Longview Terrace          Bellefonte Lime Company, Inc.; Chief Executive
Madison, CT 06443            Officer, Woodings & Verona Toolworks Inc.  Mr.
Age 62                       Childress is a partner in GenLime, L.P., a private
                             limited partnership, which has filed a petition in
                             bankruptcy within the last five years.
--------------------------------------------------------------------------------
(*) William D. Cvengros      Trustee, PAF and CAT; Chairman of the Board of the
800 Newport Center Drive     Trust; Chief Executive Officer, President, and
Newport Beach, CA 92660      member of the Operating Board, Operating
Age 48                       Committee, and Equity Board, PIMCO Advisors;
                             Director, PIMCO Funds Distribution Company
                             ("PFDCO"). Formerly, President of the Trust, and
                             Director, Vice Chairman, and Chief Investment
                             Officer, Pacific Mutual Life Insurance Company
                             ("Pacific Mutual").
--------------------------------------------------------------------------------
Gary L. Light                Trustee, PAF and CAT; Partner, E.V.A. Investors
12220 N. Meridian Street,    Inc. (private investments); Consultant to and,
 #145                        prior to March, 1987, Executive Vice President,
Carmel, IN 46032             Mayflower Corporation (trucking and
Age 59                       transportation); Vice Chairman and Chief Executive
                             Officer, Sofamor Danek (medical devices).
--------------------------------------------------------------------------------
Richard L. Nelson            President, Nelson Financial Consultants; Director,
8 Cherry Hills Lane          Wynn's International, Inc.; Trustee, Pacific
Newport Beach, CA 92660      Select Fund.  Formerly, Partner, Ernst & Young.
Age 66
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Lyman W. Porter              Professor of Management at the University of
2639 Bamboo Street           California, Irvine; Trustee, Pacific Select Fund.
Newport Beach, CA 92660
Age 66
--------------------------------------------------------------------------------
(*) Robert A. Prindiville    Trustee, PAF and CAT; Vice President, PIMCO
2187 Atlantic Street         Advisors. Formerly,  President and Director,
Stamford, CT 06903           Thomson Advisory Group, Inc.; Director and
Age 61                       Chairman, PFDCO; Executive Vice President, PIMCO
                             Advisors.
--------------------------------------------------------------------------------
Alan Richards                President, Alan Richards Consulting, Inc.;
P.O. Box 675760              Trustee, Pacific Select Fund; Director, Western
18132 Camino de Estrellas    National Corporation.  Formerly, President, Chief
Rancho Santa Fe, CA 92067    Executive Officer and Director, E.F. Hutton
Age 66                       Insurance Group, Inc.; Chairman of the Board,
                             Chief Executive Officer and President, E.F. Hutton
                             Life Insurance Company; Director, E.F. Hutton &
                             Company, Inc.
--------------------------------------------------------------------------------
Joel Segall                  Trustee, PAF and CAT; Formerly, President and
11 Linden Shores             University Professor, Bernard M. Baruch College,
Branford, CT 06405           The City University of New York; Deputy Under
Age 73                       Secretary for International Affairs, United States
                             Department of Labor; Professor of Finance,
                             University of Chicago;  Board of Managers, Coffee,
                             Sugar and Cocoa Exchange.
--------------------------------------------------------------------------------
W. Bryant Stooks             Trustee, PAF and CAT; President, Bryant
1530 E. Montebello           Investments, Ltd. Formerly, President, Senior Vice
Phoenix, AZ 85014            President, Director and Chief Executive Officer,
Age 56                       Archirodon Group Inc.; Partner, Arthur Andersen &
                             Co.
--------------------------------------------------------------------------------
Gerald M. Thorne             Trustee, PAF and CAT;  Formerly, President and
5 Leatherwood Lane           Director, Firstar National Bank of Milwaukee;
Savannah, GA  31414          Chairman, President and Director, Firstar National
Age 58                       Bank of Sheboygan; Director, Bando-McGlocklin.
--------------------------------------------------------------------------------
Stephen J. Treadway          President, CAT; Executive Vice President, PIMCO
2187 Atlantic Street         Advisors; Director and Chairman, PFDCO.  Formerly,
Stamford, CT 06902           Executive Vice President, Smith Barney Inc.
Age 49
--------------------------------------------------------------------------------

* Trustee is an "interested person" of the Trust (as defined in Section 2(a)(19) of the 1940 Act).

Officers

          The chart below sets forth the name, address, age, position with the Trust, and principal occupation during the past five years of each officer of the Trust. Unless otherwise indicated, the business address of all persons listed below is 840 Newport Center Drive, Suite 360, Newport Beach, California 92660:

--------------------------------------------------------------------------------
Name, Address and Age          Position(s) with       Principal Occupation(s)
                               the Trust              During the Past Five Years
--------------------------------------------------------------------------------
Stephen J. Treadway          President and Chief   President, CAT; Executive
2187 Atlantic Street         Executive Officer     Vice President, PIMCO
Stamford, CT 06902                                 Advisors; Director and
Age 49                                             Chairman, PFDCO.  Formerly,
                                                   Executive Vice President,
                                                   Smith Barney Inc.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
R. Wesley Burns              Executive Vice        Vice President of PAF and
Age 37                       President             CAT; President, PIMCO Funds:
                                                   Pacific Investment
                                                   Management Series; Executive
                                                   Vice President, Pacific
                                                   Investment Management
                                                   Company ("Pacific Investment
                                                   Management"). Formerly, Vice
                                                   President, Pacific
                                                   Investment Management.
--------------------------------------------------------------------------------
Newton B. Schott, Jr.        Vice President and    Vice President and Clerk of
2187 Atlantic Street         Secretary             PAF and CAT; Senior Vice
Stamford, CT 06902                                 President-Legal and
Age 54                                             Secretary, PIMCO Advisors;
                                                   Director, Executive Vice
                                                   President and Secretary,
                                                   PFDCO.  Formerly, Executive
                                                   Vice President, Secretary
                                                   and General Counsel, Thomson
                                                   Advisory Group and PIMCO
                                                   Advisors;  Executive Vice
                                                   President, Secretary,
                                                   General Counsel and
                                                   Director, Thomson McKinnon
                                                   Inc.
--------------------------------------------------------------------------------
Jeffrey M. Sargent           Vice President        Vice President and Manager
Age 34                                             of Fund Shareholder
                                                   Servicing, Pacific
                                                   Investment Management; Vice
                                                   President of PIMCO Funds:
                                                   Pacific Investment
                                                   Management Series.
                                                   Formerly, Project
                                                   Specialist, Pacific
                                                   Investment Management.
--------------------------------------------------------------------------------
Richard M. Weil              Vice President        Senior Vice President -
Age 33                                             Legal, PIMCO Advisors.
                                                   Formerly, Vice President,
                                                   Bankers Trust Company;
                                                   Associate, Simpson, Thatcher
                                                   & Bartlett.
--------------------------------------------------------------------------------
John P. Hardaway             Treasurer             Treasurer of PAF, CAT and
Age 39                                             PIMCO Funds: Pacific
                                                   Investment Management
                                                   Series; Vice President and
                                                   Manager of Fund Operations,
                                                   Pacific Investment
                                                   Management.
--------------------------------------------------------------------------------
Joseph D. Hattesohl          Assistant Treasurer   Manager of Fund Taxation,
Age 33                                             Pacific Investment
                                                   Management; Assistant
                                                   Treasurer of PIMCO Funds:
                                                   Pacific Investment
                                                   Management Series. Formerly,
                                                   Director of Financial
                                                   Reporting, Carl I. Brown &
                                                   Co.; Tax Manager, Price
                                                   Waterhouse LLP.
--------------------------------------------------------------------------------
Garlin G. Flynn              Assistant Secretary   Senior Fund Administrator,
Age 50                                             Pacific Investment
                                                   Management; Secretary of
                                                   PIMCO Funds: Pacific
                                                   Investment Management
                                                   Series. Formerly, Senior
                                                   Mutual Fund Analyst, PIMCO
                                                   Advisors Institutional
                                                   Services; Senior Mutual Fund
                                                   Analyst, PFAMCo.
--------------------------------------------------------------------------------

Trustees' Compensation

          [to be filed by amendment]

Investment Adviser

          PIMCO Advisors serves as investment adviser to the Fund pursuant to an investment advisory agreement ("Advisory Agreement") between PIMCO Advisors and the Trust. PIMCO Advisors was organized as a limited partnership under Delaware law in 1987; PIMCO Partners, G.P. ("PIMCO GP"), PIMCO Advisors's sole general partner, is a general partnership with two partners: (i) an indirect wholly-owned subsidiary of Pacific Mutual Life; and (ii) PIMCO Partners, L.L.C. ("LLC"), a limited liability company, all of the interests of which are held directly by the Managing Directors of Pacific Investment Management Company, who are William H. Gross, Dean S. Meiling, James F. Muzzy, William F. Podlich, III, Frank B. Rabinovitch, Brent R. Harris, John L. Hague, William S. Thompson, Jr., William C. Powers, David H. Edington and Benjamin L. Trosky (collectively, the "Managing Directors"). PIMCO GP has substantially delegated its management and control of PIMCO Advisors to an Equity Board and an Operating Board of PIMCO Advisors. The activities of PIMCO Advisors are controlled by its Operating Board, except that certain non-routine or extraordinary actions may not be effected by the Operating Board without the approval of PIMCO Advisors's Equity Board. The Operating Board has in turn delegated the authority to manage day-to-day operations and policies to an Operating Committee. The Operating Board is composed of twelve members, of which seven (including the chairman) are designated by Pacific Investment Management, which is a subsidiary general partnership of PIMCO Advisors. The Equity Board is composed of twelve members including the chief executive officer of PIMCO Advisors, three members designated by PFAMCO, the chairman of the Operating Board, two members designated by LLC, two members designated by holders of Series B Preferred Stock of Thomson Advisory Group Inc., the former general partner of PIMCO Advisors, and three independent members. Because of the ability to designate a majority of the Members of the Operating Board, Pacific Investment Management and the Managing Directors could be said to control PIMCO Advisors, although the Managing Directors disclaim such control. PIMCO Advisors and PIMCO GP are located at 800 Newport Center Drive, Suite 100, Newport Beach, CA 92660. PIMCO Advisors and its subsidiary partnerships had approximately $111.2 billion of assets under management as of November 30, 1996.

          PIMCO Advisors, subject to the supervision of the Board of Trustees, is responsible for providing advice and guidance with respect to the Fund and for managing, either directly or through others selected by the Adviser, the investment of the Fund. PIMCO Advisors also furnishes to the Board of Trustees periodic reports on the investment performance of each Fund. PIMCO Advisors has engaged an affiliate to serve as Portfolio Manager for the Fund.

          Under the terms of the Advisory Agreement, PIMCO Advisors is obligated to manage the Fund in accordance with applicable laws and regulations. The investment advisory services of PIMCO Advisors to the Trust are not exclusive under the terms of the Advisory Agreement. PIMCO Advisors is free to, and does, render investment advisory services to others. The Advisory Agreement was last approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Shareholder Advisory Agreement or a party thereto, at a meeting held on [December __, 1997].

     The Advisory Agreement will continue in effect with respect to a Fund for two years from its effective date, and thereafter on a yearly basis, provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Fund or by the Board of Trustees and
(ii) by a majority of the disinterested Trustees defined above. The Advisory Agreement may be terminated without penalty by vote of the Trustees or the shareholders of the Trust, or by the Adviser, on 60 days' written notice to the other party and will terminate automatically in the event of its assignment.

     The Adviser currently receives a monthly investment advisory fee from each Fund at an annual rate of 0.20% based on average daily net assets of the Fund.

     The Adviser received a total of $34,021,817, $26,739,075 and $25,174,625 for advisory services rendered to PAF for the fiscal years ended September 30, 1996, 1995 and 1994, respectively. Amounts in addition to those listed above were paid by other series of PAF which either merged into Funds of the Trust or merged with/reorganized as series of PIMCO Funds: Pacific Investment Management Series, an affiliated mutual fund family, in transactions which took place on January 17, 1996.

Portfolio Management Agreement

     The Adviser employs a Portfolio Manager to provide investment advisory services to the Fund pursuant to a portfolio management agreements (a "Portfolio Management Agreement") between the Adviser and the Portfolio Manager. The Portfolio Manager is an affiliate of the Adviser. Pursuant to a Portfolio Management Agreement between the Adviser and Columbus Circle, Investory, Columbus Circle Investors ("Columbus Circle") is the Portfolio Manager and provides investment advisory services to the Fund. For the services provided, the Adviser (not the Trust) pays Columbus Circle a fee at an annual rate based on 0.10% of the average daily net assets of the Fund attributable to each class of shares.

     Columbus Circle is an investment management firm organized as a general partnership. Columbus Circle is the successor investment adviser to the Columbus Circle Investors Division of Thomson Advisory Group L.P. ("TAG"). Columbus Circle has two partners: PIMCO Advisors as the supervisory partner, and Columbus Circle Investors Management, Inc. as the managing partner. Columbus Circle Investors Division of TAG, Columbus Circle's ultimate predecessor, commenced operations in 1975. Columbus Circle is located at Metro Center, One Station Place, 8th Floor, Stamford, Connecticut 06902. Columbus Circle manages discretionary accounts for institutions, such as corporate, government and union pension and profit-sharing plans, foundations and educational institutions, as well as the National Money Market Fund of Cash Accumulation Trust. Accounts managed by Columbus Circle had combined assets, as of November 30, 1996, of $14.6 billion.


Fund Administrator

     In addition to its services as Adviser, PIMCO Advisors serves as administrator (and is referred to in this capacity as the "Administrator") to the Fund pursuant to an administration agreement (the "Administration Agreement") with the Trust. The Administrator provides or procures administrative services to the Fund, which include clerical help and accounting, bookkeeping, internal audit services and certain other services required by the Fund, and preparation of reports to the Fund's shareholders and regulatory filings. PIMCO Advisors has retained Pacific Investment Management, as sub-administrator, to provide such services pursuant to a sub-administration agreement (the "Sub-Administration Agreement").

PIMCO Advisors may also retain other affiliates to provide such services. In addition, the Administrator arranges at its own expense for the provision of legal, audit, custody, transfer agency and other services necessary for the ordinary operation of the Fund, and is responsible for the costs of registration of the Trust's shares and the printing of prospectuses and shareholder reports for current shareholders. The Administrator will be compensated at an annual rate of 0.20% of the Fund's average daily net assets.

     Except for the expenses paid by the Administrator, the Trust bears all costs of its operations. The Trust is responsible for the following expenses:
(i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO Advisors, Pacific Investment Management, or their subsidiaries or affiliates;
(ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of the PIMCO Advisors, the Portfolio Manager, or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses which are capitalized in accordance with generally accepted accounting principals; and
(viii) any expenses allocated or allocable to a specific class of shares ("Class-specific expenses").

     Class-specific expenses include distribution and/or service fees payable with respect to the or Administrative Class shares and may include certain other expenses as permitted by the Trust's Amended and Restated Multi-Class Plan (the "Multi-Class Plan") adopted pursuant to Rule 18f-3 under the 1940 Act, which is subject to review and approval by the Trustees. It is not presently anticipated that any expenses other than distribution and/or service fees will be allocated on a class-specific basis.

     The Administration Agreement and Sub-Administration Agreement may be terminated by the Trustees, PIMCO Advisors or Pacific Investment Management (as the case may be) at any time on 60 days' written notice. Following their initial term of two years, the Administration and Sub-Administration Agreements would continue from year to year if approved by the Trustees.

     The Administration Agreement is subject to annual approval by the Board of Trustees, including a majority of the disinterested Trustees defined above. The current Administration Agreement was last approved by the Board of Trustees, including all of the disinterested Trustees, at a meeting held on [December __, 1997]. In approving the Administration Agreement, the Trustees determined that:
(1) the Administration Agreement is in the best interests of the Fund and its shareholders; (2) the services to be performed under the Administration Agreement are services required for the operation of the Fund; (3) the Administrator is able to provide, or to procure, services for the Fund which are at least equal in nature and quality to services that could be provided by others; and (4) the fees to be charged pursuant to the Administration Agreement are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

Custodial Arrangements

     Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, MO 64105 ("IFTC") is the Fund's custodian. As such, IFTC holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, IFTC receives and delivers cash and securities of the Fund in connection with the transactions of the Fund and collects all dividends and other distributions made with respect to the portfolio securities of the Fund. IFTC also maintains certain accounts and records of the Fund.

Accounting Services

     Pursuant to an agreement between PALP and IFTC, IFTC calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis (and as otherwise may be required by the Investment Company Act, that is, when there is a sufficient degree of trading in the Fund's portfolio securities to affect its net asset value) and performs certain accounting services for the Fund.

Independent Auditors

     Price Waterhouse LLP, 1055 Broadway, Kansas City, Missouri 64105, has been selected to serve as the independent public accountants for the Fund. Price Waterhouse LLP provides audit services, accounting assistance, and consultation in connection with Securities and Exchange Commission filings.

                         DISTRIBUTION OF TRUST SHARES

Distributor and Multi-Class Plan

     PIMCO Funds Distribution Company (the "Distributor") serves as the distributor of each class of the Trust's shares pursuant to a distribution contract ("Distribution Contract") with the Trust. The Distributor is a wholly owned subsidiary of PIMCO Advisors. The Distribution Contract is terminable with respect to any Fund of the Trust or any class of any Fund without penalty, at any time, by the Fund or class by not more than 60 days' nor less than 30 days' written notice to the Distributor, or by the Distributor upon not more than 60 days' nor less than 30 days' written notice to the Trust. The Distributor is not obligated to sell any specific amount of Trust shares.

     The Distribution Contract will continue in effect with respect to each Fund and each class of shares thereof for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940
Act) and who have no direct or indirect interest financial interest in the Distribution Contract or the Distribution and/or Servicing Plans described below and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. If the Distribution Contract is terminated (or not renewed) with respect to one or more Funds or classes thereof, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

     The Trust offers two classes of shares of the Fund:  Institutional Class
and Administrative Class shares.   Shares of the Institutional Class are offered
primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations, and high net worth individuals (Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to the customers' investments in the Fund). Shares of the Administrative Class are offered primarily through employee benefit plan alliances, broker-dealers, and other intermediaries, and each Fund pays service or distribution fees to such entities for services they provide to shareholders of that class.

     Under the Trust's Multi-Class Plan, shares of each class of each Fund represent an equal pro rata interest in such Fund and, generally, have identical voting, dividend, liquidation, and other rights preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that:
(a) each class has a different designation; (b) each class of shares bears any class-specific expenses allocated to it;

(c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements; and (d) each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, each class may have a differing sales charge structure, and differing exchange and conversion features.

Distribution and Administrative Services Plans for Administrative Class Shares

     The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Fund and a Distribution Plan (together with the Administrative Services Plan, the "Administrative Plans") with respect to the Administrative Class shares of the Fund. Under the terms of the Administrative Plan, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of Administrative Class shares or administration of plans or programs that use Administrative Class shares of the Fund as their funding medium, and to reimburse certain other distribution related expenses. Under the terms of the Administrative Class Distribution Plan, these services may include, but are not limited to, the following: providing facilities to answer questions from prospective investors about a Fund; receiving and answering correspondence, including requests for prospectuses and statements of additional information; preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Administrative Class shares; and assisting investors in completing application forms and selecting dividend and other account options.

     Under the terms of the Administrative Services Plan, the services may include, but are not limited to, the following: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; and performing similar account administrative services.

     The same entity may be the recipient of fees under both the Administrative Class Distribution Plan and the Administrative Services Plan, but may not receive fees under both plans with respect to the same assets.

     Each Administrative Plan provides that it may not be amended to materially increase the costs which Administrative Class shareholders may bear under the Plan without the approval of a majority of the outstanding voting securities of the Administrative Class, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees ("disinterested Administrative Plan Trustees") who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

     Each Administrative Plan provides that it may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Administrative Plan Trustees. The Administrative Class Distribution Plan further provides that it may not take effect unless approved by the vote of a majority of the outstanding voting securities of the Administrative Class. The Administrative Plans were approved by the Trustees, including the disinterested Trustees, at a meeting held on [December __, 1997].

     Each Administrative Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Administrative Plan Trustees. Each Administrative Plan provides that any person authorized to direct the disposition of monies paid or payable by a class pursuant to the Plan or any related agreement shall provide to the Trustees, and the Board shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

     Each Administrative Plan provides that expenses payable under the Plan may be carried forward for reimbursement for up to twelve months beyond the date in which the expense is incurred, subject to the limit that not more than 0.25% of the average daily net assets of Administrative Class shares may be used in any month to pay expenses under the Plan. Each Plan requires that Administrative Class shares incur no interest or carrying charges.

     Rules of the NASD limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that most, if not all, of the fees paid pursuant to both Administrative Plans will qualify as "service fees" and therefore will not be limited by NASD rules.

     The Administrative Plans were not in effect prior to the date of this Statement of Additional Information and no payments were made thereunder in prior fiscal periods.

Purchases, Exchanges and Redemptions

     Purchases, exchanges and redemptions of Institutional Class and Administrative Class shares are discussed in the Prospectus under the headings "How to Buy Shares," "How to Redeem," and "Net Asset Value," and that information is incorporated herein by reference.

     Certain clients of the Adviser or the Portfolio Manager whose assets would be eligible for purchase by the Fund may purchase shares of the Trust with such assets. Assets so purchased by the Fund will be valued in accordance with procedures adopted by the Board of Trustees.

     One or more classes of shares of the Fund may not be qualified or registered for sale in all States. Prospective investors should inquire as to whether shares of a particular Fund or class are available for offer and sale in their state of domicile or residence. Shares of a Fund may not be offered or sold in any State unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.

                               OTHER INFORMATION

Capitalization

     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust as amended and restated on January 14, 1997. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

Performance Information

     Performance information is computed separately for each class of the Fund's shares. The Fund may from time to time include the total return of each class of its shares in advertisements or in information furnished to present or prospective shareholders. As noted below, in accordance with SEC rules and informal guidance, total return presentations for periods prior to the inception date of a particular class of the Fund are based on the historical performance of an older class of the Fund (specified below) restated to reflect the current sales charges (if any) of the newer class, but not reflecting any higher operating expenses such as distribution and servicing fees and administrative fees associated with the newer class. All other things being equal, such higher expenses would have adversely affected (i.e., reduced) total return for the newer classes (i.e., if they had been offered since the inception of the Fund) by the amount of such higher expenses compounded over the relevant periods.
The Fund may from time to time include in advertisements the total return of each class and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having the same investment objectives. Information provided to any newspaper or similar listing of the Fund's net asset values and public offering prices will separately present each class of shares. The Fund also may compute current distribution rates and use this information in their prospectuses and statement of additional information, in reports to current shareholders, or in certain types of sales literature provided to prospective investors.

Calculation of Yield

     Quotations of yield for the Funds will be based on all investment income per share (as defined by the SEC) during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

            YIELD = 2[(a-b + 1)/6/ -1]
                       ---
                       cd

     where  a = dividends and interest earned during the period,

            b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

            d = the maximum offering price per share on the last day of the period.

Calculation of Total Return

   Quotations of average annual total return for a Fund or class will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, five, and ten years (up to the life of the Fund), calculated pursuant to the following formula: P (1 + T)/n/ = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period. Except as noted below, all total return figures reflect the deduction of a proportional share of Fund or class expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and that the maximum contingent deferred sales charge, if any, is deducted at the times, in the amounts, and under the terms disclosed in the Prospectuses and (ii) all dividend and distributions are reinvested when paid. Quotations of total return may also be shown for other periods. Funds also may, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.

Determination of Net Income

   The net income of the Fund is determined as of the close of regular trading (ordinarily 4:00 p.m. (Eastern Time)) on the New York Stock Exchange (the "Exchange") on each day that the Exchange is open for trading. Net income includes (i) all interest accrued and discount earned on the portfolio investments of the Fund, minus (ii) amortized premium on such investments, plus or minus (iii) all realized gains and losses on such investments, and minus (iv) all expenses of the Fund.

Valuing the Fund's Portfolio Investments

  The total net asset value of the Fund (the excess of its assets over its liabilities) is determined by SSI as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Trust expects that the days, other than weekend days, that the Exchange will not be open will be New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

  The Fund's securities which mature in 60 days or less are generally valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods the yield to investors in the Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities. This method will be used only when the amortized cost value approximates the fair value of the securities.

                                     TAXES

   The tax status of the Fund and the distributions which it may make are summarized in the text of the Prospectus under the caption "Dividends, Distributions and Taxes."

   The Fund intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, each Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income Test"); (b) with respect to tax years beginning on or prior to August 5, 1997, derive in each taxable year less than 30% of its gross income from the sale or other disposition of certain assets held less than three months, namely
(1) stocks or securities, (2) options, futures, or forward contracts (other than those on foreign currencies), and (3) foreign currencies (or options, futures, and forward contracts on foreign currencies) not directly related to the Fund's principal business of investing in stock or securities; and (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash, cash items (including receivables) U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. In order to qualify for this special tax treatment accorded regulated investment companies, the Fund must distribute each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and (ii) 90% of its tax exempt interest, net of expenses allocable thereto. Under the 30% of gross income test described above, the Fund will be restricted from selling certain assets held (or considered under Code rules to have been held) for less than three months, and in engaging in certain hedging transactions (including hedging transactions in futures and options) that in some circumstances could cause certain Fund assets to be treated as held for less than three months. By qualifying as a regulated investment company, the Fund will not be subject to federal income taxes to the extent that its net investment income, net short-term capital gains and net long-term capital gains are distributed. In addition, the Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would not constitute qualifying income for purposes of the Qualifying Income Test if such gains are not directly related to investing in securities. To date, such regulations have not been issued.

   If the Fund qualifies for taxation as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Except where specifically noted, the remainder of this section assumes that the Fund will so qualify.

   If the Fund distributes amounts in excess of its current earnings and profits, such distributions to shareholders would be treated as a return of capital to the extent of a shareholder's basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder's basis in the relevant shares.

   Current federal tax law requires the holder of a Treasury or other fixed-income zero-coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. Accordingly, if the Fund holds such securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary. The Fund may realize gains or losses from such liquidations. In the event the Fund realized net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

   The Trust under which the Fund is created is organized as a Massachusetts business trust. Under current law, so long as the Fund qualifies for federal income tax treatment as described above, it is believed that neither the Trust nor the Fund should be liable for any income or franchise tax in The Commonwealth of Massachusetts.

Distributions

   As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the Fund as capital gain dividends, if any, that it distributes to shareholders on a timely basis. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

   The tax status of the Fund and the distributions which it may make are summarized in the Prospectus under the caption "Dividends, Distributions and Taxes." All dividends and distributions of the Fund, whether received in shares or cash, are taxable and must be reported on each shareholder's federal income tax return. Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under the applicable tax exemption. A dividend or capital gains distribution received after the purchase of the Fund's shares reduces the net asset value of the shares by the amount of the dividend or distribution and will be subject to federal income taxes.

   A portion of the dividends received from investment in stock of U.S. corporations may qualify for the deduction for dividends received by corporations. Other dividends generally are not expected to qualify for the deduction for dividends received by corporations. Distributions of net capital gains, if any, designated as capital gain dividends, are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares and are not eligible for the dividends received deduction. Any distributions that are not from the Fund's investment company taxable income or net capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gain. The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional shares or elects to receive them in cash.

Sales of Shares

   Upon the disposition of shares of the Fund (whether by redemption, sale or exchange), a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

Backup Withholding

   The Fund may be required to withhold 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability.

Options, Futures, Forward Contracts and Swap Agreements

   Some of the options, futures contracts, forward contracts, and swap agreements used by the Fund may be "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40") although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss.

   Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by the Fund, may result in "straddles" for U.S. federal income tax purposes. In some cases, the straddle rules also could apply in connection with swap agreements. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, and swap agreements to the Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

   The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

   Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

   Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Fund intends to account for such transactions in a manner it deems to be appropriate, the Internal Revenue Service might not accept such treatment. If it did not, the status of the Fund as a regulated investment company might be affected. The Trust intends to monitor developments in this area. Certain requirements that must be met under the Code in order for the Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

   The 30% limit on gains from the disposition of certain options, futures, forward contracts, and swap agreements held less than three months and the qualifying income and diversification requirements applicable to the Fund's assets may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts, forward contracts, and swap agreements.

Passive Foreign Investment Companies

   The Fund may invest in the stock of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC. for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to stockholders.

   In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distribu-tions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

   The Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules discussed above relating to the taxation of excess distributions would not apply. In addition, another election may be available that would involve marking to market the Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. The Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

   Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

Foreign Currency Transactions

   Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Foreign Taxation

   Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Adviser and Portfolio Manager intends to manage the Fund with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year.

   Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income will flow through to shareholders of the Trust. With respect to such a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Original Issue Discount

   Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities may be treated as a dividend for Federal income tax purposes.

   Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

   Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

   The Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

Other Taxation

   Pursuant to Treasury Department regulations, certain expenses of nonpublicly offered regulated investment companies, including advisory fees, are not deductible by those regulated investment companies for purposes of calculating the income of certain shareholders, generally including individuals and entities that compute their taxable income in the same manner as an individual (thus, for example, a qualified pension plan is not subject to this rule). The shareholder's pro rata portion of such expenses will be treated as income to the shareholder and will be deductible by the shareholder, subject to the 2% "floor" on miscellaneous itemized deductions and other limitations on itemized deductions set forth in the Code. A regulated investment company generally will be classified as nonpublicly offered unless it either has 500 shareholders at all times during a taxable year or continuously offers shares pursuant to a public offering. If the Fund were regarded as a nonpublicly offered regulated investment company, shareholders of the Fund could be subject to income tax adjustments.

   Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state's income tax ("qualifying federal obligations").
However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). The Fund will provide information annually to shareholders indicating the amount and percentage of its dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. The Trust is organized as a Massachusetts business trust. Under current law, so long as the Fund qualifies for the federal income tax treatment described above, it is believed that neither the Trust nor the Fund will be liable for any income or franchise tax imposed by Massachusetts. Shareholders, in any event, are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

   Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal taxation of the Fund and the income tax consequences of an investment in the Fund to its shareholders.

                                  REDEMPTIONS

   The procedures for redemptions and withdrawals are summarized in the Prospectus following the caption "Redemption of Shares."

   The Fund may suspend the right of redemption for the Fund and may postpone payment when the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or fairly to determine the value of the net assets of the Fund, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.

   The Fund will normally redeem a shareholder's shares for cash. However, if in any 90-day period a shareholder seeks to redeem shares totaling the lesser of $250,000 or 1% of the Fund's total assets, the Fund may, in unusual circumstances, redeem any additional shares by payment in kind of securities held in the portfolio of the Fund.

                          DESCRIPTION OF INVESTMENTS

1.     U.S. Government Securities.
       --------------------------

   Obligations Backed by Full Faith and Credit of the U.S. Government  -- are
   ------------------------------------------------------------------
bills, certificates of indebtedness, notes and bonds issued by (i) the U.S. Treasury or (ii) agencies, authorities and instrumentalities of the U.S. Government or other entities and backed by the full faith and credit of the U.S. Government. Such obligations include, but are not limited to, obligations issued by the Government National Mortgage Association, Farmers' Home Administration and the Small Business Administration.

   Other U.S. Government Securities -- are bills, certificates of indebtedness,
   --------------------------------
notes, and bonds issued by agencies, authorities and instrumentalities of the U.S. Government which are supported by the right of the issuer to borrow from the U.S. Treasury or by the credit of the agency, authority or instrumentality itself. Such obligations include, but are not limited to, obligations issued by the Tennessee Valley Authority, the Bank for Cooperatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, and the Federal National Mortgage Association.

   U.S. Government Securities do not include securities issued or guaranteed by state governments or instrumentalities.


2.     Money Market Instruments.
       ------------------------

   Certificates of Deposit - certificates issued against funds deposited in a
   -----------------------
bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable.

   Bankers' Acceptances - short-term credit instruments used to finance the
   --------------------
import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

   Eurodollar Obligations - obligations of foreign branches of U.S. banks.
   ----------------------

   Yankeedollar Obligations - obligations of domestic branches or subsidiaries
   ------------------------
of foreign banks.

   Commercial Paper - promissory notes issued by corporations (including banks
   ----------------
and bank holding companies), in order to finance their short-term credit needs.

   Master Demand Notes - notes issued by corporations that are payable on demand
   -------------------
by either the holder or the issuer.

   Corporate Obligations - bonds and notes issued by corporations in order to
   ---------------------
finance longer term credit needs.

   Repurchase Agreements - are agreements by which the Fund acquires a security
   ---------------------
(usually a U.S. Government Security) and a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, to the extent permitted by the Investment Company Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase.

                                  APPENDIX A
                                  ----------


The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized with regard to portfolio investments for the Fund include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by MERUS and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

Long-Term Debt Ratings (may be assigned, for example, to corporate and
----------------------
municipal bonds)

Description of the two highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2 and 3) in each rating category to indicate the security's ranking within the category):

   Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

Description of the two highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

   AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

   AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

Description of the two highest long-term debt ratings by Duff:

   AAA Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

   AA+  High credit quality Protection factors are strong.

   AA   Risk is modest but may vary slightly from time to time

   AA-  because of economic conditions.

Description of the two highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

   AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

   AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "[-]+."

IBCA's description of its two highest long-term debt ratings:

   AAA Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

   AA Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

Thomson's description of its two highest long-term debt ratings:

   A Company possesses an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to its natural money markets. If weakness or vulnerability exists in any aspect of the company's business, it is entirely mitigated by the strengths of the organization.

   A/B Company is financially very solid with a favorable track record and no readily apparent weakness. Its overall risk profile, while low, is not quite as favorable as for companies in the highest rating category.

Short-Term Debt Ratings (may be assigned, for example, to commercial paper,
-----------------------
master demand notes, bank instruments, and letters of credit)

Moody's description of its two highest short-term debt ratings:

   Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

                   -Leading market positions in well-established industries.

                   -High rates of return on funds employed.

                   -Conservative capitalization structures with moderate reliance on debt and ample asset protection.

                   -Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                   -Well-established access to a range of financial markets and assured sources of alternate liquidity.

   Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P's description of its two highest short-term debt ratings:

   A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

   A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

Duff's description of its two highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

   Duff 1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

   Duff 1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

   Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

   Duff 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Fitch's description of its two highest short-term debt ratings:

   F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

   F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

   F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

IBCA's description of its two highest short-term debt ratings:

   A+    Obligations supported by the highest capacity for timely repayment.

   A1    Obligations supported by a very strong capacity for timely repayment.

Short-Term Loan/Municipal Note Ratings
--------------------------------------

Moody's description of its two highest short-term loan/municipal note ratings:

MIG-1/VMIG-1  This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2  This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

S&P's description of its two highest municipal note ratings:

   SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

   SP-2  Satisfactory capacity to pay principal and interest.

Thomson's description of its two highest short-term ratings:

   TBW-1 The highest category; indicates the degree of safety regarding timely repayment of principal and interest is very strong.

   TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

                           PART C. OTHER INFORMATION


Item 24.  Financial Statements and Exhibits.

     (a)  Financial Statements

     (1)  Part A
                 Financial Highlights for the Trust through the fiscal year ended June 30, 1997 will be included in a post-effective amendment filed under Rule 485(b) prior to the effective date of this amendment.

     (2)  Part B
                 Financial Statements for the Trust through the fiscal year ended June 30, 1997 will be included in a post-effective amendment filed under Rule 485(b) prior to the effective date of this amendment.

(b) Exhibits (the number of each exhibit relates to the exhibit designation in Form N-1A):

(1)        Form of Second Amendment and Restated Agreement and Declaration of
           Trust (6)

(2)        Form of First Amended and Restated Bylaws (8)

(3)        Not Applicable

(4)  (a)   Article III (Shares) and Article V (Shareholders' Voting Powers and
           Meetings) of the Second Amended and Restated Agreement and Declaration of Trust (6)

     (b) Article 9 (Issuance of Shares Certificates) and Article 11 (Shareholders' Voting Powers and Meetings) of the First Amended and Restated Bylaws (8)

(5)  (a)  (i)    Form of Amended and Restated Investment Advisory Agreement (8)

          (ii) Form of Addendum to Amended and Restated Investment Advisory Agreement to add PIMCO Columbus Circle International Fund and PIMCO Tax-Managed Structured

                  Emerging Markets Fund to be filed by post-effective amendment

     (iii) Form of Addendum to Amended and Restated Investment Advisory Agreement to add PIMCO Active Short-Term Fund to be filed by post-effective amendment

(b)  (i)          Form of Portfolio Management Agreement with Pacific Mutual
                  Life Insurance Company (3)

     (ii) Form of Portfolio Management Agreement with Pacific Investment Management Company (3)

     (iii) Form of Portfolio Management Agreement, as amended, with NFJ Investment Group (8)

     (iv) Form of Portfolio Management Agreement, as amended, with Cadence Capital Management (8)

     (v) Form of Portfolio Management Agreement, as amended, with Parametric Portfolio Associates (8)

     (vi) Form of Addendum to Portfolio Management Agreement with Parametric Portfolio Associates to add PIMCO Tax-Managed Structured Emerging Markets Fund to be filed by post-effective amendment

     (vii) Form of Amended and Restated Portfolio Management Agreement with Blairlogic Capital Management (8)

     (viii) Form of Amended and Restated Portfolio Management Agreement with Columbus Circle Investors (8)

     (ix) Form of Addendum to Portfolio Management Agreement with Columbus Circle Investors to add PIMCO Columbus Circle International Fund to be filed by post-effective amendment

     (x) Form of Addendum to Portfolio Management Agreement with Columbus Circle Investors to add PIMCO Active Short-Term Fund, to be filed by post-effective amendment

     (xi) Form of Portfolio Management Agreement with Van Eck Associates Corporation (8)

(6)  (a)    Form of Amended Distribution Contract (8)

     (b) Form of Addendum to Distribution Contract to add PIMCO Columbus Circle International Fund and PIMCO Tax Managed Structured Emerging Markets Fund to be filed by post-effective amendment

     (c) Form of Addendum to Distribution Contract to add PIMCO Active Short-Term Fund, to be filed by post-effective amendment

(7)         Not Applicable

(8)  (a)    Form of Custody Agreement and Addenda (5)

     (b)    Form of Addendum to Custody Agreement (8)

     (c)    Form of Assignment of Custody Agreement (8)

     (d) Form of Addendum to Custody Agreement, to be filed by post-effective amendment

(9)  (a)    Form of Amended Administration Agreement between the Trust and
            PIMCO Advisors L.P. (8)

     (b) Form of Addendum to Amended Administration Agreement to add PIMCO Columbus Circle International Fund and PIMCO Tax Managed Structured Emerging Markets Fund to be filed by post-effective amendment

     (c) Form of Addendum to Amended Administration Agreement to add PIMCO Active Short-Term Fund to be filed by post-effective amendment

     (d) Form of Administration Agreement between PIMCO Advisors L.P. and Pacific Investment Management Company (8)

     (e)    Form of Agency Agreement and Addenda (5)

     (f)    Form of Addendum to Agency Agreement (8)

     (g)    Form of Assignment of Agency Agreement (8)

     (h) Form of Addendum to Agency Agreement to be filed by post-effective amendment

     (i)   Form of Transfer Agency Agreement with Shareholder Services, Inc. (7)

     (j)   Form of Service Plan for Institutional Services Shares (2)

     (k)   Form of Administrative Services Plan for Administrative Class Shares
           (8)

(10)      Opinion and Consent of Counsel (1)

(11)      Not Applicable

(12)      Not Applicable

(13)      Initial Capital Agreement (1)

(14)      Not Applicable

(15) (a)  Form of Distribution and Servicing Plan (Class A) (8)

     (b)  Form of Distribution and Servicing Plan (Class B) (8)

     (c)  Form of Distribution and Servicing Plan (Class C) (8)

     (d)  Form of Distribution Plan for Administrative Class Shares (8)

(16)      Schedule of Computation of Performance (4)

(17) Financial Data Schedule to be filed via post-effective amendment under Rule 485(b) prior to the effective date of this amendment

(18)      Form of Amended and Restated Multi-Class Plan (8)

(19) (a)  Powers of Attorney and Certificate of Secretary (5)

     (b)  Power of Attorney for Robert A. Prindiville, E. Philip Cannon, Donald
          P. Carter, Gary A. Childress, William D. Cvengros, John P. Hardaway, Gary L. Light, Joel Segall, W. Bryant Stooks, Richard L. Nelson, Lyman
          W. Porter, Alan Richards and Gerald M. Thorne filed herewith

-----------------

1 Included in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-36528), as filed on November 2, 1990.

2 Included in Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 33-36528), as filed on April 12, 1994.

3 Included in Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 33-36528), as filed on October 14, 1994.

4 Included in Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A (File No. 33-36528), as filed on December 28, 1994.

5 Included in Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File No. 33-36528), as filed on July 1, 1996.

6 Included in Definitive Proxy Statement (File No. 811-06161), as filed on November 7, 1996.

7 Included in Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of PIMCO Advisors Funds (File No. 2-87203), as filed on
   November 30, 1995.

8. Included in Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A (File 33-36528), as filed on January 13, 1997.

9. Included in Post-Effective Amendment No. 26 to the Registration Statement on
   Form   N-1A (File 33-36528), as filed on August 15, 1997.

Item 25.      Persons Controlled by or Under Common Control with Registrant.

              Not applicable.

Item 26.      Number of Holders of Securities.

   As of July 31, 1997, the number of shareholders of each operational Fund was as follows:

                              Institutional Class   Administrative Class       Class A          Class B         Class C
Fund                               Number of           Number of              Number of        Number of       Number of
                                Record Holders       Record Holders        Record Holders    Record Holders  Record Holders
Equity Income Fund.........            107                  6                    182               303            719
Value Fund.................            186                  0                  1,015             1,938          5,877
Small Cap Value Fund.......            221                  2                    655             1,321          2,554
Capital Appreciation Fund..            288                  9                    238               394          1,309
Mid Cap Growth Fund........            268                 10                  1,293             2,690          6,416
Micro Cap Growth Fund......             85                  5                      0                 0              0
Small Cap Growth Fund......             36                  2                      0                 0              0
Core Equity Fund...........            156                  5                      0                 0              0
Mid Cap Equity Fund........            157                  0                      0                 0              0
Enhanced Equity Fund.......            170                  0                      0                 0              0
Emerging Markets Fund......            200                  3                     47                67            281
International Developed
 Fund......................            179                  7                     56               115            426
Balanced Fund..............             22                  0                     36                76            126
Renaissance Fund...........              0                  0                  2,060             2,608         21,423
Growth Fund................              0                  0                  9,195             4,662        101,527
Target Fund................              0                  0                 10,935             6,666         80,318
Opportunity Fund...........              0                  0                 12,248                 0         40,738
Innovation Fund............              0                  0                  5,825             6,316         19,226
International Fund.........              0                  0                  1,701               896         21,077
Precious Metals Fund.......              0                  0                    643               568          4,367
Tax Exempt Fund............              0                  0                    108                72          1,873

Item 27.  Indemnification.

   Reference is made to Article VIII, Section 1 of the Registrant's Second Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference herein.

   Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Second Amended and Restated Agreement and Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Advisor and Portfolio Managers.

   Unless otherwise stated, the principal business address of each organization listed in 800 Newport Center Drive, Newport Beach, CA 92660.



                              PIMCO Advisors L.P.

                             Position
Name                         with Advisor          Other Affiliations

Walter E. Auch, Sr.          Member of Equity      Management Consultant;
                             Board                 Director, Fort Dearborn
                                                   Fund, Shearson VIP fund,
                                                   Shearson Advisors Fund,
                                                   Shearson TRAK Fund, Banyan
                                                   land Trust, Banyan Land Fund
                                                   II, Banyan Mortgage Fund,
                                                   Allied Healthcare Products,
                                                   Inc., First Western Inc.,
                                                   DHR Group and Geotech
                                                   Industries.

David B. Breed               Member of Operating   Director, Managing Director
                             Board                 and Chief Executive Officer,
                                                   Cadence Capital Management,
                                                   Inc.; Managing Directors and
                                                   Chief Executive Officer,
                                                   Cadence Capital Management.

Donald A. Chiboucas          Member of Operating   Director and President,
                             Board                 Columbus Circle Investors
                                                   Management, Inc.; Managing
                                                   Director and President,
                                                   Columbus Circle Investors.

William D. Cvengros          Chief Executive       Trustee and Chairman of the
                             Officer and           Trust; Trustee, Cash
                             President, Member     Accumulation Trust;
                             of Operating Board,   Director, PIMCO Funds
                             Operating             Distribution Company.
                             Committee, and
                             Equity Board

Walter B. Gerken             Member of Equity      Director, Mullin Consulting
                             Board                 Inc.; Director, Executive
                                                   Services Corps. of Southern
                                                   California.

William H. Gross             Member of Operating   Director and Managing
                             Board and Equity      Director, PIMCO Management,
                             Board                 Inc.; Managing Director,
                                                   Pacific Investment
                                                   Management Company; Senior
                                                   Vice President, PIMCO Funds;
                                                   Director and Vice President,
                                                   StocksPLUS Management, Inc.;
                                                   Member of PIMCO Partners LLC.

Brent R. Harris              Member of Operating   Director and Managing
                             Board                 Director, PIMCO Management,
                                                   Inc.; Managing Director,
                                                   Pacific Investment
                                                   Management Company; Director
                                                   and Vice President,
                                                   StocksPLUS Management, Inc.;
                                                   Chairman of the Board and
                                                   Trustee, PIMCO Funds and
                                                   PIMCO Commercial Mortgage
                                                   Securities Trust, Inc.;
                                                   Member of PIMCO Partners LLC.

Amy M. Hogan                 Member of Operating   Managing Director, Columbus
                             Board                 Circle Investors; Director,
                                                   Columbus Circle Investors
                                                   Management, Inc.

Donald R. Kurtz              Member of Equity      Formerly, Vice President of
                             Board                 Internal Asset Management,
                                                   General Motors Investment
                                                   Management Corp. and
                                                   Director, Thomson Advisory
                                                   Group L.P.

James F. McIntosh            Member of Equity      Executive Director, Allen
                             Board                 Matkins, Leck, Gamble &
                                                   Malloy.  Formerly, Director
                                                   of Pacific Investment
                                                   Management Company.

Dean S. Meiling              Member of Operating   Director and Managing
                             Board                 Director, PIMCO Management,
                                                   Inc.; Managing Director,
                                                   Pacific Investment
                                                   Management Company; Vice
                                                   President, PIMCO Funds and
                                                   PIMCO Commercial Mortgage
                                                   Securities Trust, Inc.

Donald K. Miller             Member of Equity      Chairman, Greylock Financial
                             Board                 Inc.; Director, Huffy
                                                   Corporation, RPM, Inc., and
                                                   Christensen Boyles
                                                   Corporation; Director,
                                                   President and Chief
                                                   Executive Officer, TAG Inc.;
                                                   Formerly, Director and Vice
                                                   Chairman, Thomson Advisory
                                                   Group L.P.

James F. Muzzy               Member of Operating   Director and Managing
                             Board                 Director, PIMCO Management,
                                                   Inc.; Managing Director,
                                                   Pacific Investment
                                                   Management Company; Vice
                                                   President, PIMCO Funds;
                                                   Director and Vice President,
                                                   StocksPLUS Management, Inc.;
                                                   Member of PIMCO Partners LLC.

William F. Podlich, III      Member of Operating   Director and Managing
                             Board and Equity      Director, PIMCO Management,
                             Board                 Inc.; Managing Director,
                                                   Pacific Investment
                                                   Management Company; Vice
                                                   President, PIMCO Commercial
                                                   Mortgage Securities Trust,
                                                   Inc.; Member of PIMCO
                                                   Partners LLC.

William C. Powers            Member of Operating   Director and Managing
                             Board                 Director, PIMCO Management,
                                                   Inc.; Managing Director,
                                                   Pacific Investment
                                                   Management Company; Senior
                                                   Vice President, PIMCO
                                                   Commercial Mortgage
                                                   Securities Trust, Inc.,
                                                   Member of PIMCO Partners LLC.

Glenn S. Schafer             Member of Equity      President and Director,
                             Board                 Pacific Mutual Life
                                                   Insurance Company; Chairman
                                                   and Director, Mutual Service
                                                   Corporation, United Planners
                                                   Group, Inc., Pacific
                                                   Equities Network and Pacific
                                                   Financial Holding Company.

Irwin F. Smith               Member of Operating   Chairman and Managing
                             Board, Operating      Director, Columbus Circle
                             Committee and         Investors; Director and
                             Equity Board          Chairman, Columbus Circle
                                                   Investors Management, Inc.

Thomas C. Sutton             Member of Equity      Chairman, Chief Executive
                             Board                 Officer and Director,
                                                   Pacific Mutual Life
                                                   Insurance Company; Chairman,
                                                   Trustee and President,
                                                   Pacific Select Fund;
                                                   Director, United Planner
                                                   Group, Inc., Pacific
                                                   Equities Network, Mutual
                                                   Services Corporation and
                                                   Pacific Financial Holding
                                                   Company.

William S. Thompson, Jr.     Chairman and Member   Director, Managing Director
                             of Operating Board,   and Chief Executive Officer,
                             Member of Operating   PIMCO Management, Inc.;
                             Committee and         Chief Executive Officer and
                             Equity Board          Managing Director, Pacific
                                                   Investment Management
                                                   Company; Director and
                                                   President StocksPLUS
                                                   Management, Inc.; Vice
                                                   President, PIMCO Funds and
                                                   PIMCO Commercial Mortgage
                                                   Securities Trust, Inc.

Sharon A. Cheever            Vice President -      Vice President and
                             Legal and Assistant   Investment Counsel, Pacific
                             Secretary             Mutual Life Insurance
                                                   Company.  Formerly,
                                                   Assistant Vice President and
                                                   Associate Counsel, Pacific
                                                   Mutual Life Insurance Company

Robert M. Fitzgerald         Senior Vice           Chief Financial Officer,
                             President -Finance,   Senior Vice President
                             Chief Financial       -Finance and Controller,
                             Officer and           PIMCO Funds Distribution
                             Controller            Company; Senior Vice
                                                   President, Finance and
                                                   Controller, Columbus Circle
                                                   Investors and Columbus
                                                   Circle Investors Management,
                                                   Inc.; Assistant Treasurer,
                                                   Cadence Capital Management;
                                                   Treasurer, Cadence Capital
                                                   Management, Inc., NFJ
                                                   Investment Group, NFJ
                                                   Management Inc., Parametric
                                                   Portfolio Associates,
                                                   Parametric Management Inc.,
                                                   PIMCO Management, Inc., and
                                                   StocksPLUS Management, Inc.

Kenneth M. Poovey            General Counsel and   Partner, Latham & Watkins.
                             Board Secretary

Robert A. Prindiville        Vice President        Trustee of the Trust.

Ernest L. Schmider           Senior Vice           Senior Vice President,
                             President - Legal     Secretary, Chief
                             and Assistant         Administrative and Legal
                             Secretary             Officer, PIMCO Management,
                                                   Inc., Director and Assistant
                                                   Secretary/Assistant
                                                   Treasurer, StocksPLUS
                                                   Management, Inc., Vice
                                                   President - Legal and
                                                   Assistant Secretary, PIMCO
                                                   Advisors L.P.

Newton B. Schott, Jr.        Senior Vice           Secretary, Columbus Circle
                             President - Legal     Investors, Columbus Circle
                             and Secretary         Investors Management, Inc.,
                                                   Cadence Capital Management,
                                                   Inc., NFJ Management, Inc.,
                                                   and Parametric Management,
                                                   Inc.; Director, Executive
                                                   Vice President/Secretary,
                                                   PIMCO Funds Distribution
                                                   Company, the Trust, and Cash
                                                   Accumulation Trust.

Stephen J. Treadway          Executive Vice        Director, Chairman, and
                             President             President, PIMCO Funds
                                                   Distribution Company, and
                                                   Trustee, President and Chief
                                                   Executive Officer of the
                                                   Trust and Cash Accumulation
                                                   Trust.

Robert S. Venable            Vice President        None.

James Ward                   Senior Vice           None
                             President

Richard M. Weil              Senior Vice           Assistant Secretary,
                             President  and        Columbus Circle Investors,
                             Legal Counsel         Columbus Circle Investors,
                                                   Inc., Cadence Capital
                                                   Management, Cadence Capital
                                                   Management, Inc., NFJ
                                                   Management, Inc., Parametric
                                                   Management, Inc., PIMCO,
                                                   PIMCO Management, Inc. and
                                                   PIMCO Funds Distribution
                                                   Company; Secretary, NFJ
                                                   Investment Group, Parametric
                                                   Portfolio Associates, and
                                                   StocksPLUS Management

                          Cadence Capital Management
                       Exchange Place, 53 State Street,
                         Boston, Massachusetts  02109

                             Position
Name                         with Portfolio Manager   Other Affiliations

William B. Bannick           Managing Director and    Director and Managing
                             Executive Vice           Director, Cadence Capital
                             President                Management, Inc.

David B. Breed               Managing Director and    Member of Operating
                             Chief Executive Officer  Board, PIMCO Advisors
                                                      L.P.; Director, Managing
                                                      Director and Chief
                                                      Executive Officer,
                                                      Cadence Capital
                                                      Management, Inc.

Katherine A. Burdon          Managing Director        None

Mary Ellen Malendez          Secretary                None

Barbara M. Green             Treasurer                None

Eric M. Wetlaufer            Managing Director        None



                             NFJ Investment Group
                         2121 San Jacinto, Suite 1440,
                             Dallas, Texas  75201


                             Position
Name                         with Portfolio Manager   Other Affiliates

Benno J. Fischer             Managing Director        Director, Managing
                                                      Director, and Co-Chairman,
                                                      NFJ Management, Inc.

Robert M. Fitzgerald         Treasurer and            See PIMCO Advisors L.P.
                             Financial
                             Officer

John L. Johnson              Managing Director        Director, and Co-Chairman
                                                      Managing Director, NFJ
                                                      Management, Inc.

Jack C. Najrok               Managing Director        Director, Managing
                                                      Director, Co-Chairman, NFJ
                                                      Management, Inc.

                        Parametric Portfolio Associates
                    7310 Columbia Center, 701 Fifth Avenue,
                        Seattle, Washington  98104-7090


                             Position
Name                         with Portfolio Manager   Other Affiliations

William E. Cornelius, Jr.    Managing Director        Director and Managing
                                                      Director, Parametric
                                                      Management, Inc.

Mark W. England-Markun       Managing Director        Director, Managing
                                                      Director and Chief
                                                      Executive Officer,
                                                      Parametric Management,
                                                      Inc.

David M. Stein               Managing Director and    Director and Managing
                             Chief Financial Officer  Director, Parametric
                                                      Management, Inc.

                Pacific Investment Management Company ("PIMCO")
                      840 Newport Center Drive, Suite 360
                       Newport Beach, California  92660


                             Position
Name                         with Portfolio Manager   Other Affiliations

George C. Allan              Vice President           Vice President, PIMCO
                                                      Management, Inc.

Tamara J. Arnold             Vice President           Vice President, PIMCO
                                                      Management, Inc.

Leslie A. Barbi              Vice President           Vice President, PIMCO
                                                      Management, Inc.

William R. Benz II           Executive Vice           Executive Vice President,
                             President                PIMCO Management, Inc.

John B. Brynjolfson          Vice President           Vice President, PIMCO
                                                      Management, Inc.

R. Welsley Burns             Executive Vice           Executive Vice President,
                             President                PIMCO Management, Inc.;
                                                      President, PIMCO, PIMCO
                                                      Funds and PIMCO Commercial
                                                      Mortgage Securities Trust,
                                                      Inc.; Vice President, Cash
                                                      Accumulation Trust.

Wendy W. Cupps               Vice President           Vice President, PIMCO
                                                      Management, Inc.

Charles M. Daniels, III      Executive Vice           Executive Vice President,
                             President                PIMCO Management, Inc.

Anita Dunn                   Vice President           Vice President, PIMCO
                                                      Management, Inc.

David H. Edington            Managing Director        Director and Managing
                                                      Director, PIMCO
                                                      Management, Inc.; Member
                                                      of PIMCO Partners, LLC.

A. Benjamin Ehlert           Executive Vice           Executive Vice President,
                             President                PIMCO Management, Inc.

Robert A. Ettl               Vice President           Vice President, PIMCO
                                                      Management, Inc.

Robert M. Fitzgerald         Treasurer                See PIMCO Advisors, L.P.

William H. Gross             Managing Director        Director and Managing
                                                      Director, PIMCO
                                                      Management, Inc.; Director
                                                      and Vice President,
                                                      StocksPLUS Management,
                                                      Inc.; Senior Vice
                                                      President, PIMCO Funds;
                                                      Member of Equity and
                                                      Operating Boards, PIMCO
                                                      Advisors L.P.; Member of
                                                      PIMCO Partners LLC.

John L. Hague                Managing Director        Director and Managing
                                                      Director, PIMCO
                                                      Management, Inc.; Member
                                                      of PIMCO Partners LLC.

Gordon C. Hally              Executive Vice           Executive Vice President,
                             President                PIMCO Management, Inc.

Pasi M. Hamalainen           Vice President           Vice President, PIMCO
                                                      Management, Inc.

John P. Hardaway             Vice President           Vice President, PIMCO
                                                      Management, Inc.;
                                                      Treasurer of the Trust,
                                                      PIMCO Funds, PIMCO
                                                      Commercial Mortgage
                                                      Securities Trust, Inc.,
                                                      and Cash Accumulation
                                                      Trust.

Brent R. Harris              Managing Director        Director and Managing
                                                      Director, PIMCO
                                                      Management, Inc.; Director
                                                      and Vice President,
                                                      StocksPLUS Management,
                                                      Inc.; Trustee and
                                                      Chairman, PIMCO Funds and
                                                      PIMCO Commercial Mortgage
                                                      Securities Trust, Inc.;
                                                      Member of Operating Board,
                                                      PIMCO Advisors L.P.;
                                                      Member of PIMCO Partners
                                                      LLC.

Douglas M. Hodge             Senior Vice President    Senior Vice President,
                                                      PIMCO Management, Inc.

Brent L. Holden              Executive Vice           Executive Vice President,
                             President                PIMCO Management, Inc.

Dwight F. Holloway, Jr.      Vice President           Vice President, PIMCO
                                                      Management, Inc.

Jane T. Howe                 Vice President           Vice President, PIMCO
                                                      Management, Inc.

Margaret E. Isberg           Executive Vice           Executive Vice President,
                             President                PIMCO Management, Inc.;
                                                      Senior Vice President,
                                                      PIMCO Funds.

John S. Loftus               Executive Vice           Executive Vice President,
                             President                PIMCO Management, Inc.;
                                                      Vice President and
                                                      Assistant Secretary,
                                                      StocksPLUS Management,
                                                      Inc.

Dean S. Meiling              Managing Director        Director and Managing
                                                      Director, PIMCO
                                                      Management, Inc.; Vice
                                                      President, PIMCO Funds and
                                                      PIMCO Commercial Mortgage
                                                      Securities Trust, Inc.;
                                                      Member of Operating Board,
                                                      PIMCO Advisors L.P.;
                                                      Member of PIMCO Partners
                                                      LLC.

James F. Muzzy               Managing Director        Director and  Managing
                                                      Director, PIMCO
                                                      Management, Inc.; Director
                                                      and Vice President,
                                                      StocksPLUS Management,
                                                      Inc.; Vice President,
                                                      PIMCO Funds; Member of
                                                      Operating Board, PIMCO
                                                      Advisors L.P.; Member of
                                                      PIMCO Partners LLC.

Thomas J. Otterbein          Vice President           Vice President, PIMCO
                                                      Management, Inc.

William F. Podlich, III      Managing Director        Director and Managing
                                                      Director, PIMCO
                                                      Management, Inc.; Vice
                                                      President, PIMCO
                                                      Commercial Mortgage
                                                      Securities Trust, Inc.;
                                                      Member of Equity and
                                                      Operating Boards, PIMCO
                                                      Advisors L.P.; Member of
                                                      PIMCO Partners LLC.

William C. Powers            Managing Director        Director and Managing
                                                      Director, PIMCO
                                                      Management, Inc.; Senior
                                                      Vice President PIMCO
                                                      Commercial Mortgage
                                                      Securities Trust, Inc.;
                                                      Member of Operating Board,
                                                      PIMCO Advisors L.P.;
                                                      Member of PIMCO Partners
                                                      LLC.

Frank B. Rabinovitch         Managing Director        Director and Managing
                                                      Director, PIMCO
                                                      Management, Inc., Member
                                                      of PIMCO Partners, LLC.

Edward P. Rennie             Senior Vice President    Senior Vice President,
                                                      PIMCO Management, Inc.

Scott L. Roney               Vice President           Vice President, PIMCO
                                                      Management, Inc.

Michael J. Rosborough        Vice President           Vice President, PIMCO
                                                      Management, Inc.

Jeffrey M. Sargent           Vice President           Vice President of the
                                                      Trust, PIMCO Management,
                                                      Inc., PIMCO Funds, and
                                                      PIMCO Commercial Mortgage
                                                      Securities Trust, Inc.

Ernest L. Schmider           Senior Vice              Senior Vice President,
                             President, Secretary,    Secretary, Chief
                             Chief Administrative     Administrative and Legal
                             and Legal Officer        Officer, PIMCO Management,
                                                      Inc.; Director and
                                                      Assistant
                                                      Secretary/Assistant
                                                      Treasurer, StocksPLUS
                                                      Management, Inc.; Vice
                                                      President - Legal and
                                                      Assistant Secretary, PIMCO
                                                      Advisors L.P.

Leland T. Scholey            Senior Vice President   Senior Vice President,
                                                     PIMCO Management, Inc.,
                                                     and PIMCO Funds.

Denise C. Seliga             Vice President          Vice President, PIMCO
                                                     Management, Inc.

Rita J. Seymour              Vice President          Vice President, PIMCO
                                                     Management, Inc.

Lee R. Thomas                Executive Vice          Executive Vice President,
                             President               PIMCO Management, Inc.

William S. Thompson, Jr.     Chief Executive         Director, Managing
                             Officer and Managing    Director and Chief
                             Director                Executive Officer, PIMCO
                                                     Management, Inc.; Director
                                                     and President, StocksPLUS
                                                     Management, Inc.; Vice
                                                     President of PIMCO Funds
                                                     and PIMCO Commercial
                                                     Mortgage Securities Trust,
                                                     Inc.; Member of Operating
                                                     Board, Operating Committee
                                                     and Equity Board of PIMCO
                                                     Advisors L.P.; Member of
                                                     PIMCO Partners LLC.

Benjamin L. Trosky           Managing Director       Managing Director, PIMCO
                                                     Management, Inc.; Senior
                                                     Vice President, PIMCO
                                                     Commercial Mortgage
                                                     Securities Trust, Inc.;
                                                     Member of PIMCO Partners
                                                     LLC.

Andrew C. Ward               Vice President          Vice President, PIMCO
                                                     Management, Inc.; Senior
                                                     Vice President, PIMCO
                                                     Funds.

Ram Willner                  Vice President          Vice President, PIMCO
                                                     Management, Inc.

Kristen M. Wilsey            Vice President          Vice President, PIMCO
                                                     Management, Inc. and PIMCO
                                                     Funds.

George H. Wood               Vice President          Vice President, PIMCO
                                                     Management Inc.

Michael A. Yetter            Vice President          Vice President, PIMCO
                                                     Management, Inc.

                           Columbus Circle Investors
                                  Metro Center
                          One Station Place, 8th Floor
                          Stamford, Connecticut  06902

                         Position
Name                     with Portfolio Manager        Other Affiliations

Irwin F. Smith           Chairman and Managing    Member of Equity and
                         Director                 Operating Boards and
                                                  Operating Committee,
                                                  PIMCO Advisors, L.P.;
                                                  Director and Chairman,
                                                  Columbus Circle Investors
                                                  Management, Inc.

Richard M. Weil          Assistant Secretary      See PIMCO Advisors L.P.

Louis P. Celentano       Managing Director        Director and Vice
                                                  President,
                                                  Columbus Circle Investors
                                                  Management, Inc.

Donald A. Chiboucas      President and Managing   Member of Operating Board,
                         Director                 PIMCO Advisors L.P.;
                                                  Director and President,
                                                  Columbus Circle Investors
                                                  Management, Inc.

Robert W. Fehrman        Managing Director        Director, Columbus Circle
                                                  Investors Management, Inc.

Marc Felman              Managing Director        None

Mark Fishman             Senior Vice President    None

Robert M. Fitgerald      Senior Vice President,   See PIMCO Advisors L.P.
                         Finance and Controller

Clifford G. Fox          Managing Director        None

Winthrop S. Headley      Vice President           None

Amy M. Hogan             Managing Director        Member of Operating Board,
                                                  PIMCO Advisors L.P.;
                                                  Director of Columbus Circle
                                                  Investors Management, Inc.

Jashree B. Kemraj        Assistant Vice           Assistant Vice
                         President/Assistant      President/Assistant
                         Controller               Controller, Columbus Circle
                                                  Investors Management Inc.
                                                  and PIMCO Funds
                                                  Distribution Company.

Jacob Navon              Senior Vice President    None

Daniel S. Pickett        Managing Director        Director, Columbus Circle
                                                  Investors Management, Inc.

Anthony Rizza            Managing Director        None

Newton B. Schott, Jr.    Secretary                See PIMCO Advisors L.P.

C. Paul Tyborowski       Managing Director        None

Nathaniel J. Belknap     Vice President           None

Anne Maloney             Vice President           None

Paul Meeks               Vice President           None

Michele Montano          Senior Vice President    None

Paul A. Pantalena        Vice President           None

Cecelia Pastore          Vice President           None

Harold R. Snedcof        Vice President           None

Sharon S. Weslow         Vice President           None

                     Blairlogie Capital Management, Limited
                         4th Floor, 125 Princes Street
                          Edinburgh EH2 4AD, Scotland

                              Position
Name                          with Portfolio Manager      Other Affiliations
Gavin R. Dobson              Chief Executive Officer   Director and Chief
                             and Managing Director     Executive Officer,
                                                       Blairlogie Holdings
                                                       Limited (U.K.)

James G. S. Smith            Chief Investment          Director and Chief
                             Officer and Managing      Investment Officer,
                             Director                  Blairlogie Holdings
                                                       Limited (U.K.)

John R.W. Stevens            Chief Financial Officer   Director and Chief
                             and Managing Director     Financial Officer
                                                       Blairlogie Holdings
                                                       Limited (U.K.)

                         Van Eck Associate Corporation
                                 99 Park Avenue
                           New York, New York  10016

                              Position
Name                          with Portfolio Manager      Other Affiliations
Philip DeFeo                 Director, President and   Trustee, Van Eck Funds
                             Chief Executive Officer   ("VEF") and Van Eck
                                                       Worldwide Insurance
                                                       Trust ("WWIT")

John C. Van Eck              Chairman of the Board     Chairman of the Board
                                                       and President, VEF and
                                                       WWIT; Chairman of the
                                                       Board, Van Eck
                                                       Securities Corporation
                                                       ("VESC"); Director,
                                                       Eclipse Financial Asset
                                                       Trust. Formerly,
                                                       Director Abex Inc.,
                                                       Director, The Henley
                                                       Group, Inc.

Fred M. Van Eck              Director                  Trustee, VEF and WWIT;
                                                       Private Investor,
                                                       Director, VESC

Sigrid S. Van Eck            Director, Vice            Vice President,
                             President and Assistant   Assistant Treasurer and
                             Treasurer                 Director of VESC

Jan Van Eck                  Director                  Director and Executive
                                                       Vice President of VESC

Derek M. Van Eck             Director and Executive    Director of VESC;
                             Vice President            President Global Hard
                                                       Assets and World Trends
                                                       Series of the Van Eck
                                                       Funds

Michael G. Doorley           Vice President,           Vice President,
                             Treasurer, Controller     Treasurer, Controller
                             and Chief Financial       and Chief Financial
                             Officer                   Officer of VESC; Vice
                                                       President, VEF and WWIT

Taddeus M. Leszcynski        Vice President,           Vice President and
                             Secretary and General     Secretary of VEF and
                             Counsel                   WWIT; Vice President,
                                                       Secretary and General
                                                       Counsel of VESC.

William A. Trebilcock        Director, Mining          Vice President of VEF;
                             Research                  Formerly, Director
                                                       Corner Bay Explorations
                                                       Ltd. Formerly, Director,
                                                       Precambrian Explorations
                                                       Inc.

Item 29.      Principal Underwriters.

       (a) PIMCO Funds Distribution Company (the "Distributor") serves as Distributor of shares for the Registrant and also of PIMCO Funds: Pacific Investment Management Series and Cash Accumulation Trust. The Distributor is a wholly owned subsidiary of PIMCO Advisors L.P., the Registrant's Adviser.

       (b)

                              Positions and             Positions
Name and Principal            Offices with              and Offices
Business Address*             Underwriter               with Registrant

Jeffrey L. Booth          Vice President                None

James D. Bosch            Regional Vice President       None

William D. Cvengros       Director                      Trustee

Robert M. Fitzgerald      Chief Financial Officer and   None
                          Treasurer

Michael J. Gallagher      Vice President                None

David S. Goldsmith        Vice President                None

Ronald H. Gray            Vice President                None

John B. Hussey            Vice President                None

Edward W. Janeczek        Senior Vice President         None

Johnathan C. Jones        Vice President                None

Jaishree B. Kemraj        Assistant Vice President      None
                          and Assistant Controller

William E. Lynch          Senior Vice President         None

Jacqueline A. McCarthy    Vice President                None

Andrew J. Meyers          Executive Vice President      None

Fioja Moyer               Regional Vice President       None

Philip J. Neugebauer      Vice President                None

Joffrey H. Pearlman       Regional Vice President       None

Glynne Pisapia            Regional Vice President       None

Matthew M. Russell        Vice President                None

Newton B. Schott, Jr.     Director, Executive Vice      Vice President; Clerk
                          President, Chief
                          Administrative Officer and
                          Secretary

Robert M. Smith           Vice President                None

David P. Stone            Regional Vice President       None

William H. Thomas, Jr.    Regional Vice President       None

Stephen J. Treadway       Director, Chairman and        President
                          President

Paul H. Troyer            Senior Vice President         None

Brian F. Trumbore         Executive Vice President      None

Timothy G. Uecker         Vice President                None

Richard M. Weil           Assistant Secretary           None

Glenn A. Zimmerman        Vice President                None
-----------------

   Principal business address for all individuals listed is 2187 Atlantic Street, Stamford, CT 06902.

(c) The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 30.      Location of Accounts and Records.

       The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of Investors Fiduciary Trust Company, 21 West 10th Street, Kansas City, Missouri 64105, and Shareholder Services, Inc., P.O. Box 5866, Denver, CO 80217.

Item 31.      Management Services.

              Not Applicable.

Item 32.      Undertakings.

       (a)    Not Applicable.

       (b)(i) Registrant undertakes to file a post-effective amendment using financial statements of PIMCO Columbus Circle International Fund, which need not be certified, within four to six months from the latter of the effective date of Post-Effective Amendment No. 26 or the date on which shares of the Fund are first sold (other than shares sold for seed money).

      (b)(ii) Registrant undertakes to file a post-effective amendment using financial statements of PIMCO Tax-Managed Structured Emerging Markets Fund, which need not be certified, within four to six months from the latter of the effective date of Post-Effective Amendment No. 26 or the date on which shares of the Fund are first sold (other than shares sold for seed money).

      (b)(iii) Registrant undertakes to file a post-effective amendment using financial statements of PIMCO Active Short-Term Fund, which need not be certified, within four to six months from the latter of the effective date of Post-Effective Amendment No. 27 or the date on which shares of the Fund are first sold (other than shares sold for seed money).

      (c) Registrant, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, will call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees, and will assist communications among shareholders as set forth within Section 16(c) of the 1940 Act.

      (d) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest report to shareholders, upon request and without charge.

                                    NOTICE
                                    ------

     A copy of the Agreement and Declaration of Trust of PIMCO Funds: Multi-Manager Series (the "Trust"), together with all amendments thereto, is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 27 to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Stamford, and the State of Connecticut on the 9th day of October, 1997.

                            PIMCO FUNDS: MULTI-MANAGER SERIES


                            By:     /s/ Stephen J. Treadway
                                ---------------------------------
                                Stephen J. Treadway,
                                President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 27 has been signed below by the following persons in the capacities and on the dates indicated.


Name                                  Capacity                   Date
----                                  --------                    ----
     /s/ Stephen J. Treadway          Trustee and President      October 9, 1997
---------------------------------
Stephen J. Treadway


Robert A. Prindiville*                Trustee
---------------------------------
Robert A. Prindiville


John P. Hardaway*                     Treasurer and Principal
---------------------------------     Financial and Accounting
John P. Hardaway                      Officer


William D. Cvengros*                  Trustee
---------------------------------
William D. Cvengros

Gary L. Light*                        Trustee
---------------------------------
Gary L. Light

Joel Segall*                          Trustee
---------------------------------
Joel Segall

Donald P. Carter*                     Trustee
---------------------------------
Donald P. Carter

E. Philip Cannon*                     Trustee
---------------------------------
E. Philip Cannon

Gary A. Childress*                    Trustee
---------------------------------
Gary A. Childress

Richard L. Nelson*                    Trustee
---------------------------------
Richard L. Nelson

Lyman W. Porter*                      Trustee
---------------------------------
Lyman W. Porter

Alan Richards*                        Trustee
---------------------------------
Alan Richards

W. Bryant Stooks*                     Trustee
---------------------------------
W. Bryant Stooks

Gerald M. Thorne*                     Trustee
---------------------------------
Gerald M. Thorne

                                      * By:  /s/ Stephen J. Treadway
                                            -----------------------------
                                            Stephen J. Treadway,
                                            Attorney-In-Fact

                                      Date: October 9, 1997
                                            ---------------



                                      -2-